UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income

Fund (EVV)

Semiannual Report

September 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2013

Eaton Vance

Limited Duration Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Board of Trustees’ Contract Approval	54

Officers and Trustees	57

Important Notices	58

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Performance1

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Michael W. Weilheimer, CFA, Catherine McDermott, Andrew Szczurowski, CFA, and Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	0.73%	5.33%	11.36%	7.51%
Fund at Market Price	—	–4.94	–0.67	17.11	7.37

% Premium/Discount to NAV[2]
					–4.28%

Distributions[3]
Total Distributions per share for the period					$0.610
Distribution Rate at NAV					7.47%
Distribution Rate at Market Price					7.80%

% Total Leverage[4]
Auction Preferred Shares (APS)					8.96%
Borrowings					26.49

Fund Profile

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains distributions and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[5]	Asset allocation as a percentage of the Fund’s net assets amounted to 158.3%.

Fund profile subject to change due to active management.

3

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 60.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.0%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	524	$523,360
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	975	982,312
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	1,390	1,388,872
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	732	735,944
Term Loan, 6.25%, Maturing November 2, 2018	332	333,628
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	424	429,098
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	908	476,697
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	3,821	3,839,436
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	5,260	5,231,024
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	1,512	1,485,974
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,911	2,906,302

		$18,332,647

Air Transport — 0.0%(3)
Evergreen International Aviation, Inc.
Term Loan, 5.00%, Maturing June 30, 2015(2)	116	$92,837

		$92,837

Automotive — 2.4%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	673	$674,996
Allison Transmission, Inc.
Term Loan, 3.19%, Maturing August 7, 2017	2,189	2,199,286
Term Loan, 3.75%, Maturing August 23, 2019	4,397	4,406,390
Chrysler Group LLC
Term Loan, 4.25%, Maturing May 24, 2017	5,820	5,870,551
Federal-Mogul Corporation
Term Loan, 2.12%, Maturing December 29, 2014	3,957	3,896,532
Term Loan, 2.12%, Maturing December 28, 2015	3,516	3,462,085
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,775	6,830,047

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		4,359	$4,399,902
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		1,514	1,524,914
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017		975	979,631
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		2,379	2,349,755
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		3,850	3,861,257
Tower Automotive Holdings USA, LLC
Term Loan, 4.75%, Maturing April 23, 2020		973	976,210
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		916	918,039
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		3,557	3,550,455

			$45,900,050

Beverage and Tobacco — 0.2%
D.E Master Blenders 1753 N.V.
Term Loan, 4.50%, Maturing June 25, 2018	EUR	2,950	$4,022,265

			$4,022,265

Building and Development — 0.7%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,575	$1,566,338
CPG International Inc.
Term Loan, Maturing September 30, 2020(4)		775	771,609
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		553	552,976
Term Loan, 4.25%, Maturing August 31, 2020		1,818	1,818,012
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		3,100	3,177,500
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		714	498,102
Quikrete Holdings, Inc.
Term Loan, Maturing September 25, 2020(4)		1,225	1,229,399
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		2,120	2,125,650
Realogy Corporation
Term Loan, 3.20%, Maturing October 10, 2013		81	80,894
Term Loan, 4.50%, Maturing March 5, 2020		622	627,057

4	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	494	$495,312
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	693	697,331

		$13,640,180

Business Equipment and Services — 5.4%
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018	3,884	$3,901,296
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	3,400	3,418,625
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	1,526	1,534,728
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	2,556	2,505,103
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	1,440	1,453,097
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	1,213	1,227,909
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	871	865,184
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	675	678,595
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018	172	173,287
Term Loan, 6.25%, Maturing October 23, 2018	719	722,029
Brickman Group Holdings Inc.
Term Loan, 3.26%, Maturing October 14, 2016	692	695,374
Term Loan, 4.00%, Maturing September 28, 2018	873	877,041
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	1,000	1,005,060
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	497	495,227
Ceridian Corp.
Term Loan, 4.43%, Maturing May 9, 2017	1,525	1,527,542
ClientLogic Corporation
Term Loan, 7.02%, Maturing January 30, 2017	1,171	1,165,240
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	520	522,349
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	2,062	2,042,971
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,090	2,054,333

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 11, 2019		4,149	$4,169,418
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		575	577,875
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		1,948	1,989,410
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		1,608	1,608,089
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		2,680	2,692,065
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		844	851,359
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		3,757	3,767,630
Term Loan, 4.25%, Maturing September 1, 2017	EUR	3,641	4,967,316
Information Resources, Inc.
Term Loan, Maturing September 30, 2020(4)		1,575	1,567,125
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		748	749,060
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		1,000	1,005,625
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		2,356	2,365,579
Jason Incorporated
Term Loan, 5.02%, Maturing February 28, 2019		634	633,931
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		3,471	3,487,954
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		3,697	3,720,169
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,000	2,076,250
MEI Conlux Holdings (US), Inc.
Term Loan, 5.00%, Maturing August 21, 2020		575	576,437
Mitchell International, Inc.
Term Loan - Second Lien, 5.50%, Maturing March 30, 2015		2,500	2,448,500
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,805	1,807,724
National CineMedia, LLC
Term Loan, 2.93%, Maturing November 26, 2019		575	572,412
Polarpak Inc.
Term Loan, 4.53%, Maturing June 5, 2020		615	617,945
Quintiles Transnational Corp.
Term Loan, 4.00%, Maturing June 8, 2018		6,890	6,898,226
Term Loan, 4.50%, Maturing June 8, 2018		278	279,900

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		707	$702,678
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,762	1,719,113
Term Loan, 4.44%, Maturing January 31, 2017		3,147	3,080,556
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017		192	192,623
Term Loan, 4.00%, Maturing March 9, 2020		10,074	10,134,197
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,059	1,071,176
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		2,671	2,688,411
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		128	129,648
Term Loan, 6.00%, Maturing July 28, 2017		656	662,363
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		399	399,998
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		6,246	6,250,046

			$103,325,798

Cable and Satellite Television — 2.6%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		916	$912,316
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		394	395,478
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		5,442	5,445,951
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,671	1,656,976
Term Loan, 3.00%, Maturing January 4, 2021		1,810	1,795,267
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		409	408,938
Kabel Deutschland GmbH
Term Loan, 3.25%, Maturing February 1, 2019		1,100	1,102,062
Term Loan, 2.86%, Maturing April 17, 2020	EUR	850	1,152,079
Lavena Holding 3 GmbH
Term Loan, 4.09%, Maturing March 6, 2017	EUR	217	293,950
Term Loan, 4.09%, Maturing March 6, 2017	EUR	1,349	1,825,336
Term Loan, 4.09%, Maturing March 6, 2017	EUR	1,353	1,830,671
MCC Iowa LLC
Term Loan, 1.89%, Maturing January 30, 2015		2,286	2,272,701
Term Loan, 3.25%, Maturing January 29, 2021		1,147	1,140,315

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Media Holdco, LP
Term Loan, 7.25%, Maturing July 24, 2018		993	$997,462
Mediacom Illinois, LLC
Term Loan, 1.64%, Maturing January 30, 2015		4,512	4,490,512
Term Loan, 4.50%, Maturing October 23, 2017		992	995,097
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.97%, Maturing July 3, 2018	EUR	1,195	1,615,730
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		850	855,844
Term Loan, 3.88%, Maturing March 26, 2021	EUR	6,493	8,816,872
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,045,356
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,800	2,942,381
Term Loan, 3.50%, Maturing June 8, 2020		6,950	6,925,870
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		347	348,026

			$50,265,190

Chemicals and Plastics — 2.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		632	$633,191
Term Loan, 4.50%, Maturing October 3, 2019		1,217	1,220,369
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		3,666	3,670,395
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 3, 2020		4,303	4,322,973
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		973	982,253
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		208	209,908
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		741	746,181
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		491	495,881
Huntsman International, LLC
Term Loan, 2.71%, Maturing April 19, 2017		2,123	2,126,690
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		8,010	7,937,528
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		898	899,714
Term Loan - Second Lien, 7.75%, Maturing December 7, 2020		500	507,500
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		96	97,584

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		800	$798,490
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	995,000
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		3,275	3,298,449
Schoeller Arca Systems Holding B.V.
Term Loan, 4.73%, Maturing December 18, 2014	EUR	289	277,635
Term Loan, 4.73%, Maturing December 18, 2014	EUR	824	791,587
Term Loan, 4.73%, Maturing December 18, 2014	EUR	887	851,825
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		546	552,978
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		394	396,485
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,421	1,420,549
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,494	2,512,453
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,928	3,796,682
WNA Holdings Inc.
Term Loan, 4.53%, Maturing June 5, 2020		334	335,674

			$39,877,974

Clothing / Textiles — 0.0%(3)
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		390	$391,795

			$391,795

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 4.50%, Maturing October 18, 2016		1,964	$1,942,279
Term Loan, 5.50%, Maturing October 18, 2017		1,453	1,440,162
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing August 13, 2019		1,000	999,375
Term Loan, 4.53%, Maturing December 17, 2019		3,373	3,388,374
Term Loan, 5.08%, Maturing December 17, 2019	CAD	899	870,390

			$8,640,580

Containers and Glass Products — 1.1%
Berry Plastics Holding Corporation
Term Loan, 2.18%, Maturing April 3, 2015		5,372	$5,370,372
Term Loan, 3.50%, Maturing February 7, 2020		2,587	2,565,981

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017	2,953	$2,971,142
Pact Group (USA), Inc.
Term Loan, 3.75%, Maturing May 29, 2020	2,918	2,883,040
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	494	495,601
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018	5,123	5,146,305
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018	565	570,587
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	668	671,312

		$20,674,340

Cosmetics / Toiletries — 0.2%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	348	$349,925
Revlon Consumer Products Corporation
Term Loan, Maturing August 19, 2019(4)	1,500	1,496,250
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	2,637	2,559,844

		$4,406,019

Drugs — 1.1%
Aptalis Pharma, Inc.
Term Loan, 6.25%, Maturing February 10, 2017	985	$986,847
Term Loan, 6.25%, Maturing February 10, 2017	1,724	1,727,285
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	683	690,289
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	790	794,937
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	1,262	1,259,645
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	1,869	1,871,832
Term Loan, 3.75%, Maturing December 11, 2019	3,975	3,979,656
Term Loan, 4.50%, Maturing August 5, 2020	4,714	4,754,890
Warner Chilcott Company, LLC
Term Loan, 5.25%, Maturing March 17, 2016	413	412,800
Warner Chilcott Corporation
Term Loan, 5.50%, Maturing March 15, 2018	739	740,430
Term Loan, 5.50%, Maturing March 15, 2018	1,697	1,700,801

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
WC Luxco S.a.r.l.
Term Loan, 5.50%, Maturing March 15, 2018		1,337	$1,340,271

			$20,259,683

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		5,341	$5,348,579
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(2)		9	9,721
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		571	570,687
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.59%, Maturing March 31, 2016(5)	GBP	542	234,568

			$6,163,555

Electronics / Electrical — 5.2%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		1,386	$1,398,163
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		775	778,633
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		1,227	1,232,717
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		6,417	6,450,819
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019		500	501,563
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		2,975	2,997,312
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		613	615,003
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018		3,233	3,240,576
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		2,419	2,413,899
Dealer Computer Services, Inc.
Term Loan, 2.18%, Maturing April 21, 2016		1,110	1,113,192
Dell Inc.
Term Loan, Maturing October 31, 2018(4)		2,075	2,065,274
Term Loan, Maturing April 30, 2020(4)		11,475	11,304,068
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018		1,390	1,393,744

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	2,737	$2,746,211
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	1,508	1,510,737
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020	524	527,179
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	3,507	3,526,648
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018	4,556	4,549,328
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	372	374,398
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	7,759	7,797,412
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	1,144	1,148,541
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,030	2,052,878
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	1,394	1,397,893
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,511	2,551,423
Term Loan, 4.75%, Maturing January 11, 2020	2,556	2,598,815
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018	1,634	1,641,667
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	442	443,050
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,502,250
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	796	788,518
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	4,074	4,111,586
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	1,675	1,711,641
SafeNet Inc.
Term Loan, 2.68%, Maturing April 12, 2014	241	241,108
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	1,633	1,643,834
Serena Software, Inc.
Term Loan, 4.18%, Maturing March 10, 2016	3,206	3,141,979
Term Loan, 5.00%, Maturing March 10, 2016	350	347,813
Shield Finance Co. S.a.r.l.
Term Loan, 6.50%, Maturing May 10, 2019	3,017	2,956,488

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	620	$630,515
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,139	1,144,631
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	750	720,000
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,830	1,840,430
SS&C Technologies Inc.
Term Loan, 3.50%, Maturing June 7, 2019	112	112,491
Term Loan, 3.50%, Maturing June 7, 2019	1,087	1,088,996
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,337	1,333,942
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,575	1,587,335
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	110	109,689
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	2,040	2,047,399
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	1,787	1,796,504
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	500	504,050
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	2,125	2,141,333
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	948	947,625

		$100,821,300

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	4,712	$4,708,722

		$4,708,722

Financial Intermediaries — 2.9%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	656	$659,531
American Stock Transfer & Trust Company, LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	995,000
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 11, 2020	798	794,509
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	900	900,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	3,261	$3,263,222
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	1,638	1,647,328
First Data Corporation
Term Loan, 4.18%, Maturing March 24, 2017	1,000	996,750
Term Loan, 4.18%, Maturing March 23, 2018	3,000	2,979,375
Term Loan, 4.18%, Maturing September 24, 2018	4,650	4,625,006
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.19%, Maturing December 5, 2016	2,062	2,057,888
Guggenheim Partners, LLC
Term Loan, 4.00%, Maturing July 17, 2020	3,000	3,014,250
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	678	679,609
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	898	904,694
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,247	1,260,902
LPL Holdings, Inc.
Term Loan, 2.68%, Maturing March 29, 2017	516	513,933
Term Loan, 3.25%, Maturing March 29, 2019	3,989	3,978,638
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,080	1,089,386
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	819	823,730
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	1,545	1,546,996
Nuveen Investments, Inc.
Term Loan, 4.18%, Maturing May 15, 2017	7,745	7,679,406
NXT Capital, Inc.
Term Loan, 7.50%, Maturing September 4, 2018	925	920,375
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	3,458	3,506,789
Oz Management LP
Term Loan, 1.68%, Maturing November 15, 2016	1,354	1,262,887
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	2,629	2,644,368
Term Loan, 4.00%, Maturing November 9, 2018	1,954	1,964,327
Sesac Holdco II, LLC
Term Loan, Maturing February 8, 2019(4)	2,000	2,020,000
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	323	323,240
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017	993	994,580

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		2,166	$2,190,409

			$56,237,128

Food Products — 2.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		2,382	$2,398,376
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		1,386	1,395,555
Clearwater Seafoods Limited Partnership
Term Loan, 5.75%, Maturing June 24, 2019		1,047	1,051,740
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		1,200	1,193,250
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		5,672	5,666,441
Dole Food Company Inc.
Term Loan, 3.75%, Maturing April 1, 2020		871	870,444
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		1,262	1,262,268
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		1,097	1,105,529
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		12,893	12,957,963
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		3,034	3,022,154
Term Loan, 3.75%, Maturing September 18, 2020		2,000	1,990,000
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		1,348	1,358,631
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,496	9,534,341
Pinnacle Foods Finance LLC
Term Loan, Maturing April 29, 2020(4)		850	845,396

			$44,652,088

Food Service — 2.2%
Aramark Corporation
Term Loan, 3.68%, Maturing July 26, 2016		137	$137,474
Term Loan, 3.68%, Maturing July 26, 2016		246	246,871
Term Loan, 3.71%, Maturing July 26, 2016		3,038	3,047,041
Term Loan, 3.75%, Maturing July 26, 2016		1,696	1,701,687
Term Loan, 4.02%, Maturing July 26, 2016	GBP	950	1,537,956

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Buffets, Inc.
Term Loan, 0.15%, Maturing April 22, 2015(2)		122	$122,270
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		2,624	2,634,275
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		893	896,600
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,661	1,671,691
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		3,279	3,274,930
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018		2,846	2,870,325
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018		687	692,320
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		2,852	2,851,875
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		941	949,317
Pacific Industrial Services US Finco LLC
Term Loan, Maturing September 24, 2018(4)		1,600	1,606,000
Sagittarius Restaurants, LLC
Term Loan, 6.26%, Maturing October 1, 2018		742	744,747
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		324	324,323
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		7,805	7,788,367
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		7,662	7,525,868
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		2,081	2,079,779

			$42,703,716

Food / Drug Retailers — 1.6%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		542	$544,293
Term Loan, 4.75%, Maturing March 21, 2019		829	828,320
Alliance Boots Holdings Limited
Term Loan, 3.60%, Maturing July 10, 2017	EUR	1,000	1,353,189
Term Loan, 3.98%, Maturing July 10, 2017	GBP	5,950	9,588,315
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		6,387	6,423,540
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		470	476,912

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		5,806	$5,822,811
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		550	563,887
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		4,299	4,293,166

			$29,894,433

Forest Products — 0.0%(3)
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		623	$629,672

			$629,672

Health Care — 6.1%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		468	$471,676
Term Loan, 4.25%, Maturing June 30, 2017		590	593,921
Term Loan, 4.25%, Maturing June 30, 2017		3,237	3,261,728
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,189	1,189,612
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		1,421	1,423,214
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		698	706,100
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		1,737	1,748,816
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		521	526,924
Biomet Inc.
Term Loan, 3.70%, Maturing July 25, 2017		6,215	6,240,022
BSN Medical Inc.
Term Loan, 4.25%, Maturing August 28, 2019		625	627,344
Catalent Pharma Solutions Inc.
Term Loan, 3.68%, Maturing September 15, 2016		1,074	1,078,785
Term Loan, 4.13%, Maturing September 15, 2016	EUR	1,875	2,546,107
Term Loan, 4.25%, Maturing September 15, 2017		1,631	1,637,813
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		179	179,013
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 19, 2019		2,228	2,246,325
Community Health Systems, Inc.
Term Loan, 3.76%, Maturing January 25, 2017		7,104	7,116,051
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		1,450	1,463,105

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
CRC Health Corporation
Term Loan, 4.68%, Maturing November 16, 2015	1,145	$1,150,952
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019	3,300	3,318,213
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,447	1,454,825
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	1,954	1,873,501
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	2,558	2,564,297
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	4,289	4,289,853
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	4,645	4,684,099
HCA, Inc.
Term Loan, 3.00%, Maturing March 31, 2017	7,661	7,658,992
Term Loan, 2.93%, Maturing May 1, 2018	2,152	2,150,778
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	4,141	4,145,895
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	1,768	1,776,408
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,295	3,319,628
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,866	1,826,065
Term Loan, 7.75%, Maturing May 15, 2018	1,259	1,232,557
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	1,866	1,866,117
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	6,860	6,913,290
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	593	586,575
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	508	509,671
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	671	673,327
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	706	710,284
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	513	515,927
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	3,184	3,204,419
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	2,293	2,310,072

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	4,358	$4,390,861
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	3,523	3,539,523
PRA Holdings, Inc.
Term Loan, Maturing September 21, 2020(4)	1,625	1,622,715
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	1,833	1,838,190
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	641	644,576
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018	1,493	1,501,161
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	692	694,026
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	1,424	1,384,779
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,540	1,439,491
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	1,807	1,812,419
U.S. Renal Care, Inc.
Term Loan, 5.25%, Maturing July 3, 2019	1,675	1,687,563
Universal Health Services, Inc.
Term Loan, 2.43%, Maturing November 15, 2016	507	510,077
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016	1,216	1,217,717
VWR Funding, Inc.
Term Loan, 4.18%, Maturing April 3, 2017	1,787	1,788,733
Term Loan, 4.43%, Maturing April 3, 2017	2,103	2,102,758

		$117,966,890

Home Furnishings — 0.3%
Serta/Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019	3,747	$3,762,300
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	2,739	2,721,530

		$6,483,830

Industrial Equipment — 1.3%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	398	$399,345
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	1,343	1,349,547

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		720	$720,642
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,175	2,158,083
Term Loan, 4.75%, Maturing July 30, 2020	EUR	475	647,424
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 29, 2020		2,050	2,035,480
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		1,024	1,025,552
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		4,313	4,319,355
International Equipment Solutions, LLC
Term Loan, 6.75%, Maturing August 13, 2019		900	891,562
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		137	137,198
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		1,495	1,495,617
Rexnord LLC
Term Loan, 4.00%, Maturing August 20, 2020		6,625	6,558,750
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018		891	898,007
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		998	996,213
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		643	646,166

			$24,278,941

Insurance — 2.0%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		3,280	$3,302,763
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019		4,218	4,244,488
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016		2,078	2,090,180
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		10,570	10,488,016
Term Loan, 3.50%, Maturing July 8, 2020		1,147	1,108,769
CNO Financial Group, Inc.
Term Loan, 3.00%, Maturing September 28, 2016		900	906,187
Term Loan, 3.75%, Maturing September 20, 2018		4,782	4,814,469
Compass Investors Inc.
Term Loan, 5.00%, Maturing December 27, 2019		3,481	3,503,008
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		599	595,881

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	2,429	$2,426,382
Hub International Limited
Term Loan, 3.62%, Maturing June 13, 2017	1,574	1,577,674
Term Loan, Maturing September 17, 2020(4)	3,575	3,557,125
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	748	750,463

		$39,365,405

Leisure Goods / Activities / Movies — 2.9%
Activision Blizzard, Inc.
Term Loan, Maturing September 11, 2020(4)	4,325	$4,330,406
Alpha D2 Limited
Term Loan, 4.50%, Maturing April 30, 2019	3,188	3,221,905
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	4,582	4,578,945
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	223	223,766
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	1,493	1,498,657
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	1,892	1,898,209
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	898	904,203
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	1,343	1,350,806
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	578	578,944
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	1,125	1,121,484
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	7,079	7,070,478
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	543	309,772
Regal Cinemas, Inc.
Term Loan, 2.70%, Maturing August 23, 2017	3,890	3,892,836
Revolution Studios Distribution Company, LLC
Term Loan, 3.93%, Maturing December 21, 2014	1,183	1,048,352
Term Loan - Second Lien, 7.18%, Maturing June 21, 2015(2)	2,050	1,486,660
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	1,439	1,448,659
Scientific Games International, Inc.
Term Loan, Maturing May 22, 2020(4)	4,200	4,171,877

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,397	$2,372,596
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		3,158	3,188,699
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		2,416	2,443,597
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		1,671	1,667,680
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		2,000	2,010,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,175	1,171,084
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		3,499	3,507,309

			$55,496,924

Lodging and Casinos — 2.1%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		1,630	$1,641,948
Bally Technologies, Inc.
Term Loan, Maturing August 31, 2020(4)		3,250	3,255,688
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		600	600,250
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		1,191	1,190,439
Term Loan, 5.43%, Maturing January 26, 2018		5,336	4,847,403
Gala Group LTD
Term Loan, 5.49%, Maturing May 25, 2018	GBP	2,775	4,515,613
Hilton Worldwide Finance, LLC
Term Loan, Maturing September 23, 2020(4)		11,925	11,926,240
Las Vegas Sands LLC
Term Loan, 2.68%, Maturing November 23, 2016		410	409,764
Term Loan, 2.68%, Maturing November 23, 2016		1,244	1,244,150
MGM Resorts International
Term Loan, 2.93%, Maturing December 20, 2017		1,985	1,986,985
Term Loan, 3.50%, Maturing December 20, 2019		4,466	4,456,679
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		925	927,363
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		1,197	1,199,993
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		600	604,875
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		772	772,000

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	148	$148,304

		$39,727,694

Nonferrous Metals / Minerals — 1.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	920	$881,489
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	3,063	2,985,481
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	647	667,769
Fairmount Minerals LTD
Term Loan, 4.31%, Maturing March 15, 2017	500	500,625
Term Loan, 5.00%, Maturing September 5, 2019	2,525	2,532,876
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	449	449,016
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,034	976,073
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	3,274	3,283,750
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	543	547,198
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	925	938,875
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	1,238	1,119,938
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	500	455,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	3,138	3,023,152

		$18,361,242

Oil and Gas — 1.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,618	$1,621,844
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	2,025	2,050,312
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	2,175	2,185,875
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	399	403,597
Term Loan, 9.00%, Maturing June 23, 2017	423	432,554
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,075	1,092,742

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		1,226	$1,233,999
Fieldwood Energy LLC
Term Loan, Maturing October 1, 2018(4)		1,025	1,025,513
Term Loan - Second Lien, Maturing October 1, 2020(4)		700	700,438
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016		579	569,308
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		8,769	8,816,671
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015		1,295	1,300,112
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,641	1,647,201
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020		560	558,378
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018		1,900	1,906,888
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019		3,269	3,278,638
Term Loan, 5.00%, Maturing September 25, 2019		265	265,362
Term Loan, 5.00%, Maturing September 25, 2019		433	434,446
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018		1,271	1,283,552
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		2,990	2,930,200

			$33,737,630

Publishing — 2.2%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		896	$888,224
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019		1,300	1,303,250
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		2,513	2,509,626
Flint Group SA
Term Loan, 6.65%, Maturing December 30, 2016		72	71,679
Term Loan, 6.65%, Maturing December 30, 2016		171	170,382
Term Loan, 6.65%, Maturing December 30, 2016		655	652,322
Term Loan, 6.59%, Maturing December 31, 2016	EUR	429	577,556
Term Loan, 6.59%, Maturing December 31, 2016	EUR	479	645,549
Term Loan - Second Lien, 7.34%, Maturing June 30, 2018	EUR	1,510	1,907,893

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	9,156	$8,190,634
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018	4,637	4,628,001
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018	8,300	8,330,732
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019	995	1,008,681
Media General Inc.
Term Loan, 0.00%, Maturing July 31, 2020(6)	1,325	1,329,958
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014	28	27,982
Merrill Communications, LLC
Term Loan, 7.31%, Maturing March 8, 2018	846	851,389
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020	425	427,391
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014	595	503,191
Nielsen Finance LLC
Term Loan, 2.93%, Maturing May 2, 2016	1,950	1,957,313
Penton Media, Inc.
Term Loan, 6.00%, Maturing August 1, 2014	973	957,558
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	1,197	1,175,304
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing July 31, 2020	1,325	1,318,375
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	6	6,158
Term Loan, 8.00%, Maturing September 29, 2014	25	24,880
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,985	1,992,434

		$41,456,462

Radio and Television — 1.6%
Clear Channel Communications, Inc.
Term Loan, 3.83%, Maturing January 29, 2016	192	$181,551
Term Loan, 6.93%, Maturing January 30, 2019	566	524,512
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	4,315	4,353,933
Term Loan - Second Lien, 7.50%, Maturing September 16, 2019	1,000	1,018,750
Entercom Radio, LLC
Term Loan, 5.03%, Maturing November 23, 2018	493	495,880

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		2,000	$1,977,500
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		2,164	2,177,534
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		530	533,991
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		590	592,088
Local TV Finance, LLC
Term Loan, 4.18%, Maturing May 7, 2015		1,401	1,411,167
Mission Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		458	459,987
Term Loan, Maturing September 24, 2020(4)		396	397,565
Nexstar Broadcasting, Inc.
Term Loan, 4.25%, Maturing December 3, 2019		1,084	1,088,046
Term Loan, Maturing September 30, 2020(4)		79	79,513
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		1,866	1,855,131
Term Loan, Maturing February 5, 2020(4)		625	621,094
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		904	904,188
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		522	521,147
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,249	1,252,921
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	848,719
Tyrol Acquisitions 2 SAS
Term Loan, 3.13%, Maturing January 29, 2016	EUR	765	1,004,214
Term Loan, 3.13%, Maturing January 29, 2016	EUR	765	1,004,214
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020		6,692	6,674,060

			$29,977,705

Retailers (Except Food and Drug) — 2.5%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		2,299	$2,307,221
B&M Retail Limited
Term Loan, 6.01%, Maturing February 18, 2020	GBP	1,800	2,916,449
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		1,535	1,541,705
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		4,682	4,621,636
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		695	698,224

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		716	$718,640
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,325	1,340,569
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		3,632	3,629,366
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		4,075	4,077,725
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		4,015	4,028,560
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		839	843,572
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		5,061	5,057,340
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		521	523,018
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		2,655	2,655,758
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		498	500,920
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,421	2,427,128
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,659	1,658,163
Term Loan, 4.25%, Maturing August 7, 2019		569	571,563
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,250	1,250,000
Toys ‘R’ US Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,475	2,447,671
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,258	1,224,187
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	31	38,624
Term Loan, 2.33%, Maturing March 9, 2015	EUR	122	150,204
Term Loan, 2.33%, Maturing March 9, 2015	EUR	781	964,737
Term Loan, 2.83%, Maturing March 8, 2016	EUR	31	38,624
Term Loan, 2.83%, Maturing March 8, 2016	EUR	122	150,204
Term Loan, 2.83%, Maturing March 8, 2016	EUR	781	964,738
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		641	630,028

			$47,976,574

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel — 0.9%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		2,327	$2,358,489
FMG Resources (August 2006) Pty Ltd.
Term Loan, 5.25%, Maturing October 18, 2017		8,172	8,216,112
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		372	371,955
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		1,361	1,365,371
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		2,541	2,540,812
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing December 31, 2013		875	875,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		167	166,003
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		2,116	2,116,454

			$18,010,196

Surface Transport — 0.5%
Hertz Corporation, (The)
Term Loan, 2.75%, Maturing March 9, 2018		997	$993,649
Term Loan, 3.00%, Maturing March 11, 2018		3,267	3,255,867
Term Loan, 3.75%, Maturing March 12, 2018		2,953	2,958,962
Swift Transportation Co. Inc.
Term Loan, 2.93%, Maturing December 21, 2016		1,034	1,039,737
Term Loan, 4.00%, Maturing December 21, 2017		1,232	1,240,448

			$9,488,663

Telecommunications — 2.0%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,568	$1,558,565
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		448	447,470
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		521	521,714
Term Loan, 4.75%, Maturing March 9, 2020		2,569	2,572,690
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		3,288	3,263,564
Intelsat Jackson Holdings S.A.
Term Loan, 4.25%, Maturing April 2, 2018		11,084	11,130,553
IPC Systems, Inc.
Term Loan, 2.77%, Maturing May 31, 2014	GBP	578	936,351
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		896	902,216

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019	569	$569,962
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	370	370,778
Term Loan, 3.75%, Maturing September 27, 2019	174	174,484
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,400	2,400,566
Term Loan, 4.00%, Maturing April 23, 2019	2,841	2,846,510
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	5,886	5,870,988
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	988	991,568
Term Loan, 3.50%, Maturing January 23, 2020	3,573	3,582,826

		$38,140,805

Utilities — 1.1%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	2,959	$2,978,457
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 4, 2020	1,247	1,224,795
Term Loan, 3.25%, Maturing January 31, 2022	474	466,705
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	1,002	1,005,695
Term Loan, 4.00%, Maturing April 2, 2018	2,584	2,590,796
Term Loan, 4.00%, Maturing October 9, 2019	4,851	4,863,128
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,182	1,181,408
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	673	676,398
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	751	755,061
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	588	594,248
Power Team Services, LLC
Term Loan, 0.00%, Maturing May 6, 2020(6)	97	96,250
Term Loan, 4.25%, Maturing May 6, 2020	776	768,075
Raven Power Finance, LLC
Term Loan, 8.25%, Maturing November 15, 2018	571	586,381
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.71%, Maturing October 10, 2017	5,000	3,374,742

		$21,162,139

Total Senior Floating-Rate Interests (identified cost $1,158,596,155)		$1,157,271,072

Corporate Bonds & Notes — 55.0%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.5%
GenCorp, Inc.
7.125%, 3/15/21(7)	1,395	$1,468,238
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	2,025	2,192,062
TransDigm, Inc.
7.75%, 12/15/18	5,030	5,382,100

		$9,042,400

Agriculture — 0.0%(3)
Lorillard Tobacco Co.
7.00%, 8/4/41	750	$791,084

		$791,084

Automotive — 1.4%
American Axle & Manufacturing, Inc.
9.25%, 1/15/17(7)	914	$977,989
Chrysler Group, LLC
8.25%, 6/15/21	6,640	7,470,000
Continental Rubber of America Corp.
4.50%, 9/15/19(7)	1,130	1,184,240
Ford Motor Co.
6.625%, 10/1/28	1,000	1,131,799
General Motors Financial Co., Inc.
2.75%, 5/15/16(7)	3,070	3,068,081
4.75%, 8/15/17(7)	1,615	1,679,600
3.50%, 10/2/18(7)	945	947,363
4.25%, 5/15/23(7)	960	879,600
Kia Motors Corp.
3.625%, 6/14/16(7)	1,600	1,673,456
Navistar International Corp.
8.25%, 11/1/21	3,190	3,245,825
Schaeffler Finance BV
6.875%, 8/15/18(5)(7)	2,225	2,341,812
4.75%, 5/15/21(7)	1,660	1,618,500
Tomkins, LLC/Tomkins, Inc.
9.00%, 10/1/18	595	651,525

		$26,869,790

Banks and Thrifts — 1.2%
Banco do Brasil SA
6.25% to 4/15/24, 12/29/49(7)(8)	750	$620,625

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Banks and Thrifts (continued)
Bank of America Corp.
3.30%, 1/11/23	300	$281,701
Bank of America NA
7.625%, 6/1/19	400	491,200
Bank One Michigan
8.25%, 11/1/24	1,375	1,766,908
Barclays Bank PLC
10.179%, 6/12/21(7)	1,000	1,300,695
Citigroup, Inc.
5.50%, 9/13/25	1,000	1,031,192
6.625%, 6/15/32	1,000	1,079,221
CNH Capital, LLC
3.875%, 11/1/15	1,070	1,107,450
6.25%, 11/1/16	2,055	2,270,775
3.625%, 4/15/18	2,500	2,500,000
Countrywide Financial Corp.
6.25%, 5/15/16	1,800	1,992,046
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,101,251
HBOS PLC
6.75%, 5/21/18(7)	1,700	1,897,899
HSBC Holdings PLC
6.50%, 5/2/36	425	482,667
Merrill Lynch & Co., Inc.
6.11%, 1/29/37	500	516,517
Regions Financial Corp.
5.75%, 6/15/15	450	482,377
2.00%, 5/15/18	625	607,454
7.375%, 12/10/37	730	775,059
Standard Chartered Bank
6.40%, 9/26/17(7)	1,075	1,228,381
Zions Bancorporation
6.00%, 9/15/15	1,600	1,714,390

		$23,247,808

Beverage and Tobacco — 0.2%
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	$1,637,100
4.25%, 5/1/23	3,025	2,783,000

		$4,420,100

Brokers, Dealers and Investment Houses — 0.6%
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	1,210	$1,258,400

Security	Principal Amount* (000’s omitted)	Value

Brokers, Dealers and Investment Houses (continued)
BP Capital Markets PLC
3.561%, 11/1/21	800	$797,437
E*TRADE Financial Corp.
6.00%, 11/15/17	295	311,963
6.375%, 11/15/19	1,015	1,086,050
Macquarie Bank, Ltd.
6.625%, 4/7/21(7)	550	600,754
Morgan Stanley
7.30%, 5/13/19	1,900	2,276,639
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
5.625%, 3/15/20(7)	4,335	4,454,212
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	1,250	1,254,687

		$12,040,142

Building and Development — 1.5%
American Builders & Contractors Supply Co., Inc.
5.625%, 4/15/21(7)	1,030	$1,015,838
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	1,555	1,570,550
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	2,175	2,180,437
CB Richard Ellis Service, Inc.
6.625%, 10/15/20	3,270	3,507,075
HD Supply, Inc.
8.125%, 4/15/19	825	919,875
7.50%, 7/15/20(7)	990	1,028,363
11.50%, 7/15/20	1,005	1,200,975
Interface, Inc.
7.625%, 12/1/18	860	937,400
Interline Brands, Inc.
10.00%, 11/15/18(5)	5,775	6,338,062
MDC Holdings, Inc.
5.625%, 2/1/20	555	573,596
6.00%, 1/15/43	230	200,112
Nortek, Inc.
10.00%, 12/1/18	1,905	2,100,263
8.50%, 4/15/21	2,225	2,430,812
Rexel SA
6.125%, 12/15/19(7)	500	513,750
5.25%, 6/15/20(7)	2,710	2,655,800

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Toll Brothers Finance Corp.
4.375%, 4/15/23	915	$844,088

		$28,016,996

Business Equipment and Services — 3.2%
ADT Corp. (The)
6.25%, 10/15/21(7)	3,495	$3,551,794
3.50%, 7/15/22	1,135	961,668
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
8.25%, 1/15/19	550	599,500
9.75%, 3/15/20	4,410	5,104,575
Carlson Wagonlit BV
6.875%, 6/15/19(7)	3,275	3,324,125
Catalina Marketing Corp.
10.50%, 10/1/15(7)	3,255	3,271,275
11.625%, 10/1/17(7)	4,150	4,336,750
Education Management, LLC
15.00%, 7/1/18	3,538	3,803,265
FTI Consulting, Inc.
6.00%, 11/15/22	1,090	1,087,275
Iron Mountain, Inc.
6.00%, 8/15/23	2,800	2,793,000
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,383,550
6.00%, 4/15/22	3,625	3,715,625
RSC Equipment Rental, Inc./RSC Holdings III, LLC
10.25%, 11/15/19	1,525	1,730,875
8.25%, 2/1/21	440	490,600
ServiceMaster Co.
8.00%, 2/15/20	1,175	1,169,125
SSI Investments II, Ltd./SSI Co-Issuer, LLC
11.125%, 6/1/18	4,605	5,088,525
TransUnion Holding Co., Inc.
9.625%, 6/15/18	3,925	4,268,437
TransUnion LLC/TransUnion Financing Corp.
11.375%, 6/15/18	3,880	4,331,050
United Rentals North America, Inc.
7.375%, 5/15/20	4,375	4,735,937
8.375%, 9/15/20	525	584,063
7.625%, 4/15/22	3,065	3,348,513

		$61,679,527

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 2.5%
AMC Networks, Inc.
7.75%, 7/15/21	1,100	$1,229,250
4.75%, 12/15/22	915	860,100
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	1,186,875
CCO Holdings, LLC
6.75%, 11/15/21	2,780	2,988,500
CCO Holdings, LLC/CCO Capital Corp.
8.125%, 4/30/20	365	398,763
5.25%, 9/30/22	4,295	3,994,350
5.75%, 1/15/24	1,980	1,876,050
Comcast Corp.
6.95%, 8/15/37	595	750,933
DISH DBS Corp.
6.75%, 6/1/21	6,195	6,543,469
5.875%, 7/15/22	3,495	3,460,050
Lynx II Corp.
6.375%, 4/15/23(7)	10,705	10,705,000
Mediacom, LLC/Mediacom Capital Corp.
9.125%, 8/15/19	785	861,537
Time Warner Cable, Inc.
8.75%, 2/14/19	1,055	1,242,837
8.25%, 4/1/19	750	869,368
Time Warner, Inc.
4.90%, 6/15/42	500	469,383
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)	4,295	4,090,987
UPCB Finance V, Ltd.
7.25%, 11/15/21(7)	3,055	3,345,225
UPCB Finance VI, Ltd.
6.875%, 1/15/22(7)	2,025	2,156,625

		$47,029,302

Chemicals and Plastics — 1.0%
Celanese US Holdings, LLC
6.625%, 10/15/18	880	$954,800
5.875%, 6/15/21	940	987,000
CF Industries, Inc.
7.125%, 5/1/20	650	763,282
Chemtura Corp.
5.75%, 7/15/21	755	756,887

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	1,000	$1,440,786
8.375%, 2/15/19(7)		3,700	4,093,125
7.50%, 5/1/20(7)		850	915,875
Kraton Polymers, LLC
6.75%, 3/1/19		940	972,900
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(5)(7)		525	544,687
Polymer Group, Inc.
7.75%, 2/1/19		320	343,600
Scotts Miracle-Gro Co. (The)
6.625%, 12/15/20		335	357,613
Tronox Finance, LLC
6.375%, 8/15/20		4,170	4,149,150
Tyco Electronics Group SA
4.875%, 1/15/21		750	789,286
US Coatings Acquisition, Inc./Flash Dutch 2 BV
7.375%, 5/1/21(7)		2,810	2,950,500

			$20,019,491

Clothing / Textiles — 0.4%
Levi Strauss & Co.
6.875%, 5/1/22		1,190	$1,267,350
Phillips-Van Heusen Corp.
7.75%, 11/15/23(2)		3,740	4,472,976
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(7)		320	335,200
10.00%, 8/1/20(7)		215	227,363
SIWF Merger Sub, Inc.
6.25%, 6/1/21(7)		1,015	997,237

			$7,300,126

Commercial Services — 0.1%
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(7)		960	$828,000
Verisk Analytics, Inc.
4.125%, 9/12/22		960	950,652

			$1,778,652

Conglomerates — 0.5%
Amsted Industries, Inc.
8.125%, 3/15/18(7)		3,220	$3,429,300

Security	Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
Belden, Inc.
5.50%, 9/1/22(7)	1,080	$1,047,600
Harbinger Group, Inc.
7.875%, 7/15/19(7)	915	951,600
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(7)	1,100	1,149,500
6.625%, 11/15/22(7)	1,600	1,664,000
Spectrum Brands, Inc.
6.75%, 3/15/20	1,645	1,756,038

		$9,998,038

Containers and Glass Products — 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.00%, 11/15/20(7)	4,445	$4,289,425
BOE Merger Corp.
9.50%, 11/1/17(5)(7)	545	569,525
BWAY Holding Co.
10.00%, 6/15/18	620	678,900
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23(7)	2,295	2,111,400
Reynolds Group Holdings, Inc.
7.125%, 4/15/19	2,665	2,844,887
7.875%, 8/15/19	1,225	1,353,625
9.875%, 8/15/19	4,370	4,763,300
Sealed Air Corp.
8.375%, 9/15/21(7)	5,630	6,404,125

		$23,015,187

Cosmetics / Toiletries — 0.3%
Party City Holdings, Inc.
8.875%, 8/1/20(7)	2,735	$2,953,800
Sun Products Corp. (The)
7.75%, 3/15/21(7)	2,075	1,919,375

		$4,873,175

Diversified Financial Services — 1.1%
Denali Borrower, LLC/Denali Finance Corp.
5.625%, 10/15/20(7)	3,460	$3,377,825
Discover Financial Services
3.85%, 11/21/22	270	258,197
General Electric Capital Corp.
2.95%, 5/9/16	250	261,553
5.30%, 2/11/21	2,850	3,105,386

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		875	$995,251
5.95%, 1/15/27		1,000	1,056,749
Jefferies Group, Inc.
8.50%, 7/15/19		1,025	1,246,233
KION Finance SA
4.725%, 2/15/20(7)(9)	EUR	1,575	2,157,374
SLM Corp.
5.50%, 1/15/19		5,390	5,344,708
8.00%, 3/25/20		3,150	3,413,812
7.25%, 1/25/22		430	439,675

			$21,656,763

Diversified Manufacturing Operations — 0.1%
Hutchison Whampoa International, Ltd.
6.25%, 1/24/14(7)		500	$508,552
7.45%, 11/24/33(7)		400	513,560

			$1,022,112

Drugs — 0.8%
Cardinal Health, Inc.
4.625%, 12/15/20		1,250	$1,338,201
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19		1,260	1,304,100
7.00%, 12/15/20		1,145	1,179,350
7.25%, 1/15/22		185	191,475
Pharmaceutical Product Development, Inc.
9.50%, 12/1/19(7)		5,050	5,700,188
VPII Escrow Corp.
7.50%, 7/15/21(7)		2,170	2,349,025
Warner Chilcott Co., LLC
7.75%, 9/15/18		3,720	4,064,100

			$16,126,439

Ecological Services and Equipment — 0.2%
Clean Harbors, Inc.
5.25%, 8/1/20		1,095	$1,089,525
5.125%, 6/1/21		900	874,125
Covanta Holding Corp.
6.375%, 10/1/22		2,085	2,146,881

Security	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(2)(7)	212	$179,494

		$4,290,025

Electronics / Electrical — 1.4%
Agilent Technologies, Inc.
6.50%, 11/1/17	1,025	$1,199,923
Alcatel-Lucent USA, Inc.
8.875%, 1/1/20(7)	4,245	4,499,700
BMC Software Finance, Inc.
8.125%, 7/15/21(7)	2,955	3,080,587
Comision Federal de Electricidad
4.875%, 5/26/21(7)	1,100	1,133,000
CommScope Holding Co., Inc.
6.625%, 6/1/20(5)(7)	1,615	1,615,000
Energizer Holdings, Inc.
4.70%, 5/19/21	860	885,695
Entergy Corp.
3.625%, 9/15/15	2,390	2,478,062
Exelon Corp.
5.625%, 6/15/35	400	402,317
Hewlett-Packard Co.
3.75%, 12/1/20	1,000	973,776
Infor US, Inc.
9.375%, 4/1/19	1,965	2,205,712
Midamerican Funding, LLC
6.927%, 3/1/29	345	425,847
NeuStar, Inc.
4.50%, 1/15/23	695	627,238
Nuance Communications, Inc.
5.375%, 8/15/20(7)	885	840,750
NXP BV/NXP Funding, LLC
5.75%, 2/15/21(7)	1,105	1,127,100
PPL Energy Supply, LLC
6.50%, 5/1/18	1,500	1,698,278
Seagate HDD Cayman
7.00%, 11/1/21	3,340	3,724,100
South Carolina Electric & Gas Co.
6.05%, 1/15/38	350	409,637

		$27,326,722

Equipment Leasing — 0.9%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(7)	4,157	$4,302,702

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Equipment Leasing (continued)
International Lease Finance Corp.
8.625%, 9/15/15	3,650	$4,042,375
8.75%, 3/15/17	1,525	1,757,563
6.25%, 5/15/19	1,025	1,081,375
8.25%, 12/15/20	3,275	3,741,687
8.625%, 1/15/22	2,615	3,026,862

		$17,952,564

Financial Intermediaries — 2.5%
Ally Financial, Inc.
2.46%, 12/1/14(9)	765	$765,216
3.50%, 7/18/16	6,170	6,247,125
5.50%, 2/15/17	5,000	5,268,225
6.25%, 12/1/17	3,295	3,536,487
8.00%, 11/1/31	2,450	2,768,500
CIT Group, Inc.
4.75%, 2/15/15(7)	8,135	8,440,062
5.25%, 3/15/18	645	678,863
5.00%, 8/15/22	405	397,618
First Data Corp.
7.375%, 6/15/19(7)	3,105	3,283,537
6.75%, 11/1/20(7)	5,415	5,631,600
11.25%, 1/15/21(7)	1,925	2,021,250
10.625%, 6/15/21(7)	1,925	1,963,500
Ford Motor Credit Co., LLC
12.00%, 5/15/15	3,380	3,974,126
5.875%, 8/2/21	1,205	1,342,102
General Motors Financial Co., Inc.
6.75%, 6/1/18	1,365	1,518,563
Janus Capital Group, Inc.
6.70%, 6/15/17	100	111,857
XLIT, Ltd.
5.75%, 10/1/21	600	684,595

		$48,633,226

Food Products — 1.0%
ASG Consolidated, LLC/ASG Finance, Inc.
10.75%, 5/15/16(7)	2,015	$2,105,675
15.00%, 5/15/17(5)(7)	2,701	2,609,101
B&G Foods, Inc.
4.625%, 6/1/21	745	713,337
Bunge, Ltd. Finance Corp.
8.50%, 6/15/19	1,000	1,246,900

Security	Principal Amount* (000’s omitted)	Value

Food Products (continued)
ConAgra Foods, Inc.
6.625%, 8/15/39(7)	940	$1,092,450
Corn Products International, Inc.
6.625%, 4/15/37	325	370,216
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)	2,625	2,510,156
Kraft Foods, Inc.
5.375%, 2/10/20	1,200	1,357,253
Michael Foods Group, Inc.
9.75%, 7/15/18	4,360	4,790,550
Michael Foods Holding, Inc.
8.50%, 7/15/18(5)(7)	1,380	1,435,200
Post Holdings, Inc.
7.375%, 2/15/22(7)	425	448,906

		$18,679,744

Food Service — 0.4%
Aramark Corp.
5.75%, 3/15/20(7)	1,005	$1,020,075
Delhaize Group SA
4.125%, 4/10/19	460	480,428
NPC International, Inc.
10.50%, 1/15/20	4,405	5,043,725
Pinnacle Operating Corp.
9.00%, 11/15/20(7)	1,345	1,380,306

		$7,924,534

Food / Drug Retailers — 0.1%
Pantry, Inc.
8.375%, 8/1/20	1,635	$1,733,100

		$1,733,100

Forest Products — 0.3%
Boise Paper Holdings, LLC/Boise Co-Issuer Co.
9.00%, 11/1/17	370	$389,980
8.00%, 4/1/20	605	686,675
Domtar Corp.
10.75%, 6/1/17	2,995	3,763,029

		$4,839,684

Health Care — 4.1%
Accellent, Inc.
8.375%, 2/1/17	3,655	$3,824,044

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	1,787	$1,929,960
Alere, Inc.
8.625%, 10/1/18	1,310	1,418,075
6.50%, 6/15/20	1,055	1,051,044
Amsurg Corp.
5.625%, 11/30/20	645	648,225
Bausch & Lomb, Inc.
9.875%, 11/1/15	1,141	1,149,558
Biomet, Inc.
6.50%, 8/1/20	1,245	1,291,688
Community Health Systems, Inc.
5.125%, 8/15/18	4,830	4,926,600
7.125%, 7/15/20	2,785	2,816,331
ConvaTec Finance International SA
8.25%, 1/15/19(5)(7)	5,205	5,218,012
ConvaTec Healthcare E SA
10.50%, 12/15/18(7)	2,235	2,536,725
Emergency Medical Services Corp.
8.125%, 6/1/19	1,255	1,361,675
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(7)	1,640	1,717,900
5.875%, 1/31/22(7)	1,365	1,405,950
Fresenius US Finance II, Inc.
9.00%, 7/15/15(7)	1,400	1,561,000
HCA Holdings, Inc.
6.25%, 2/15/21	1,710	1,742,063
HCA, Inc.
6.50%, 2/15/20	3,565	3,872,481
7.50%, 2/15/22	2,930	3,223,000
4.75%, 5/1/23	1,125	1,061,719
Hologic, Inc.
6.25%, 8/1/20	5,990	6,267,037
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	3,115	3,453,756
MPH Intermediate Holding Co. 2
8.375%, 8/1/18(5)(7)	5,355	5,505,609
MultiPlan, Inc.
9.875%, 9/1/18(7)	4,060	4,506,600
Mylan Inc.
3.125%, 1/15/23(7)	1,000	911,750
Physio-Control International, Inc.
9.875%, 1/15/19(7)	1,496	1,683,000
ResCare, Inc.
10.75%, 1/15/19	1,740	1,953,150

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
STHI Holding Corp.
8.00%, 3/15/18(7)	1,375	$1,488,438
Teleflex, Inc.
6.875%, 6/1/19	540	572,400
Tenet Healthcare Corp.
6.00%, 10/1/20(7)	1,795	1,838,753
8.125%, 4/1/22(7)	3,570	3,735,112
United Surgical Partners International, Inc.
9.00%, 4/1/20	1,880	2,072,700
VWR Funding, Inc.
7.25%, 9/15/17	1,580	1,674,800

		$78,419,155

Home Furnishings — 0.3%
Libbey Glass, Inc.
6.875%, 5/15/20	1,413	$1,511,910
Tempur Sealy International, Inc.
6.875%, 12/15/20	3,125	3,281,250

		$4,793,160

Homebuilders / Real Estate — 0.1%
BC Mountain, LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21(7)	1,900	$1,895,250

		$1,895,250

Industrial Equipment — 0.2%
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2)(10)	85	$60,895
Kennametal, Inc.
3.875%, 2/15/22	970	940,135
Manitowoc Co., Inc. (The)
9.50%, 2/15/18	800	862,000
Silver II Borrower/Silver II US Holdings, LLC
7.75%, 12/15/20(7)	1,945	2,008,213

		$3,871,243

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)	1,295	$1,327,375
Aflac, Inc.
6.45%, 8/15/40	490	583,882

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Insurance (continued)
American International Group, Inc.
4.875%, 9/15/16	1,000	$1,096,394
5.60%, 10/18/16	600	671,080
6.25%, 5/1/36	500	574,871
Genworth Financial, Inc.
7.625%, 9/24/21	990	1,172,283
Hub International, Ltd.
8.125%, 10/15/18(7)	1,530	1,711,687
ING US, Inc.
2.90%, 2/15/18	1,190	1,196,311
5.70%, 7/15/43(7)	200	199,193
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)	3,115	3,130,575
PartnerRe Finance B, LLC
5.50%, 6/1/20	800	877,515
Principal Financial Group, Inc.
6.05%, 10/15/36	340	393,215
QBE Insurance Group, Ltd.
9.75%, 3/14/14(7)	1,235	1,280,353

		$14,214,734

Internet Software & Services — 0.0%(3)
VeriSign, Inc.
4.625%, 5/1/23(7)	550	$519,750

		$519,750

Leisure Goods / Activities / Movies — 1.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)	1,190	$1,198,925
AMC Entertainment, Inc.
8.75%, 6/1/19	1,145	1,236,600
Cinemark USA, Inc.
7.375%, 6/15/21	685	743,225
MISA Investments, Ltd.
8.625%, 8/15/18(5)(7)	1,670	1,686,700
NCL Corp., Ltd.
5.00%, 2/15/18(7)	1,445	1,448,612
Regal Cinemas Corp.
8.625%, 7/15/19	220	239,800
Regal Entertainment Group
9.125%, 8/15/18	508	563,880
5.75%, 2/1/25	745	690,988

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Royal Caribbean Cruises
6.875%, 12/1/13	1,400	$1,415,750
11.875%, 7/15/15	530	624,075
7.25%, 6/15/16	660	740,850
7.25%, 3/15/18	1,680	1,902,600
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	3,285	3,597,075
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	435	483,938
WMG Acquisition Corp.
11.50%, 10/1/18	3,755	4,346,412

		$20,919,430

Lodging and Casinos — 2.7%
Buffalo Thunder Development Authority
9.375%, 12/15/14(7)(11)	4,300	$1,569,500
Caesars Entertainment Operating Co., Inc.
5.625%, 6/1/15	6,875	6,256,250
11.25%, 6/1/17	4,615	4,695,762
8.50%, 2/15/20	6,150	5,677,219
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)	5,805	5,830,397
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/20(7)	654	654,000
MGM Resorts International
5.875%, 2/27/14	2,280	2,334,150
6.625%, 12/15/21	3,290	3,409,263
7.75%, 3/15/22	3,970	4,322,337
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(7)	1,560	1,556,100
Playa Resorts Holding B.V.
8.00%, 8/15/20(7)	1,110	1,176,600
Station Casinos, LLC
7.50%, 3/1/21	2,535	2,693,438
Studio City Finance, Ltd.
8.50%, 12/1/20(7)	4,685	5,165,212
SugarHouse HSP Gaming Prop Mezz, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	530	508,800
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	3,565	3,261,975
Waterford Gaming, LLC
8.625%, 9/15/14(2)(7)	2,724	1,279,957

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,945	$2,192,988

		$52,583,948

Mining, Steel, Iron and Nonprecious Metals — 0.5%
ArcelorMittal
6.75%, 2/25/22	4,000	$4,230,000
Eldorado Gold Corp.
6.125%, 12/15/20(7)	3,315	3,215,550
Inmet Mining Corp.
8.75%, 6/1/20(7)	1,010	1,085,750
7.50%, 6/1/21(7)	1,370	1,411,100

		$9,942,400

Nonferrous Metals / Minerals — 1.1%
Barrick International Barbados Corp.
6.35%, 10/15/36(7)	750	$652,547
FMG Resources (August 2006) Pty, Ltd.
7.00%, 11/1/15(7)	7,525	7,778,969
New Gold, Inc.
7.00%, 4/15/20(7)	950	983,250
6.25%, 11/15/22(7)	1,535	1,500,462
Novelis, Inc.
8.375%, 12/15/17	1,565	1,684,331
8.75%, 12/15/20	3,010	3,318,525
Quadra FNX Mining, Ltd.
7.75%, 6/15/19(7)	3,730	3,869,875
Teck Resources, Ltd.
4.75%, 1/15/22	900	905,036
Vale, Inc.
5.70%, 10/15/15	500	530,544
6.875%, 11/21/36	500	509,540

		$21,733,079

Oil and Gas — 7.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	$1,329,038
7.00%, 5/20/22	4,620	4,827,900
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,632,800
Anadarko Finance Co.
7.50%, 5/1/31	465	581,158

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Antero Resources Finance Corp.
6.00%, 12/1/20	300	$304,500
Atlas Energy Holdings Operating Co., LLC
7.75%, 1/15/21(7)	780	729,300
Atlas Pipeline Partners, LP
4.75%, 11/15/21(7)	820	745,175
Atwood Oceanics, Inc.
6.50%, 2/1/20	1,305	1,373,512
Berry Petroleum Co.
6.375%, 9/15/22	3,215	3,247,150
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	2,040,150
Bristow Group, Inc.
6.25%, 10/15/22	1,000	1,043,750
Calfrac Holdings, LP
7.50%, 12/1/20(7)	955	966,938
Cameron International Corp.
7.00%, 7/15/38	700	868,900
Chesapeake Energy Corp.
6.125%, 2/15/21	1,825	1,902,562
5.75%, 3/15/23	4,450	4,483,375
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/19	1,100	1,124,750
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,980,000
6.50%, 1/15/22	685	738,088
5.50%, 4/1/23	2,550	2,530,875
Continental Resources, Inc.
7.125%, 4/1/21	1,535	1,723,037
5.00%, 9/15/22	5,085	5,142,206
4.50%, 4/15/23	1,015	1,001,044
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	2,045	2,014,325
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,000	4,881,250
Denbury Resources, Inc.
8.25%, 2/15/20	1,674	1,845,585
Energy Transfer Equity, L.P.
7.50%, 10/15/20	3,185	3,423,875
Energy Transfer Partners, L.P.
3.60%, 2/1/23	600	560,216
Ensco PLC
4.70%, 3/15/21	450	478,554

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	3,055	$3,452,150
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	4,180	4,483,050
7.75%, 9/1/22	815	888,350
Frontier Oil Corp.
6.875%, 11/15/18	610	658,800
FTS International Services, LLC/FTS International Bonds, Inc.
8.125%, 11/15/18(7)	3,769	4,108,210
Harvest Operations Corp.
6.875%, 10/1/17	920	989,000
Holly Energy Partners, LP/Holly Energy Finance Corp.
6.50%, 3/1/20	615	636,525
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	8,630	9,471,425
5.50%, 1/15/21(7)	375	370,313
Laredo Petroleum, Inc.
7.375%, 5/1/22	5,880	6,262,200
MEG Energy Corp.
6.375%, 1/30/23(7)	2,210	2,176,850
Murphy Oil USA, Inc.
6.00%, 8/15/23(7)	4,165	4,165,000
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	1,012,300
6.875%, 3/15/22(7)	2,805	2,966,287
6.875%, 1/15/23	3,030	3,226,950
Oil States International, Inc.
6.50%, 6/1/19	2,685	2,859,525
Pacific Drilling SA
5.375%, 6/1/20(7)	1,115	1,089,913
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	1,770	1,840,800
Petrobras International Finance Co.
6.875%, 1/20/40	900	893,004
Precision Drilling Corp.
6.625%, 11/15/20	1,150	1,221,875
6.50%, 12/15/21	2,390	2,509,500
Range Resources Corp.
6.75%, 8/1/20	1,815	1,964,737
Rockies Express Pipeline, LLC
3.90%, 4/15/15(7)	600	600,000

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Rosetta Resources, Inc.
9.50%, 4/15/18	1,115	$1,206,988
5.625%, 5/1/21	1,715	1,637,825
Rowan Cos., Inc.
7.875%, 8/1/19	1,000	1,207,103
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21(7)	3,640	3,580,850
5.625%, 4/15/23(7)	2,055	1,980,506
SandRidge Energy, Inc.
7.50%, 3/15/21	1,000	1,015,000
8.125%, 10/15/22	100	101,500
SESI, LLC
6.375%, 5/1/19	3,365	3,575,312
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	2,180	2,261,750
SM Energy Co.
6.50%, 1/1/23	1,745	1,788,625
Southwestern Energy Co.
7.50%, 2/1/18	4,200	4,997,236
Tesoro Corp.
4.25%, 10/1/17	1,000	1,030,000
Transocean, Inc.
4.95%, 11/15/15	400	429,371
6.50%, 11/15/20	900	1,006,386
Weatherford International, Ltd./Bermuda
9.625%, 3/1/19	800	1,008,523
WPX Energy, Inc.
5.25%, 1/15/17	770	816,200
6.00%, 1/15/22	3,405	3,468,844

		$142,478,796

Publishing — 1.2%
Gannett Co., Inc.
5.125%, 7/15/20(7)	3,290	$3,240,650
Laureate Education, Inc.
9.25%, 9/1/19(7)	13,605	14,761,425
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(7)	3,080	3,280,200
Nielsen Finance, LLC/Nielsen Finance Co.
4.50%, 10/1/20	960	928,800

		$22,211,075

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Radio and Television — 0.9%
Clear Channel Communications, Inc.
9.00%, 12/15/19	226	$222,610
11.25%, 3/1/21	1,525	1,582,188
Clear Channel Worldwide Holdings, Inc., Series A
7.625%, 3/15/20	470	484,100
6.50%, 11/15/22	1,100	1,122,000
Clear Channel Worldwide Holdings, Inc., Series B
6.50%, 11/15/22	2,970	3,044,250
Crown Media Holdings, Inc.
10.50%, 7/15/19	940	1,055,150
LBI Media, Inc.
10.00%, 4/15/19(7)	1,830	1,756,800
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	2,545	2,573,631
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,462,650
Univision Communications, Inc.
5.125%, 5/15/23(7)	4,765	4,586,312

		$17,889,691

Real Estate Investment Trusts (REITs) — 0.2%
CubeSmart LP
4.80%, 7/15/22	480	$500,231
Digital Realty Trust, LP
5.875%, 2/1/20	500	550,843
Goodman Funding PTY, Ltd.
6.375%, 4/15/21(7)	560	623,734
Host Hotels & Resorts LP
4.75%, 3/1/23	500	503,446
Mack-Cali Realty LP
3.15%, 5/15/23	500	441,399
RHP Hotel Properties, LP/RHP Finance Corp.
5.00%, 4/15/21(7)	690	650,325
Vornado Realty, LP
5.00%, 1/15/22	500	525,324

		$3,795,302

Retailers (Except Food and Drug) — 3.9%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(7)	3,000	$3,360,000
Best Buy Co., Inc.
5.00%, 8/1/18	1,265	1,306,113

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(5)(7)	9,740	$10,056,550
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	2,950	3,281,875
6.125%, 3/15/20(7)	1,435	1,427,825
Dollar General Corp.
4.125%, 7/15/17	1,000	1,063,877
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	10,414	11,116,945
Gap, Inc. (The)
5.95%, 4/12/21	1,000	1,110,074
Hot Topic, Inc.
9.25%, 6/15/21(7)	3,975	4,104,187
L Brands, Inc.
8.50%, 6/15/19	3,325	3,981,688
6.625%, 4/1/21	6,135	6,664,144
5.625%, 2/15/22	790	813,700
Macy’s Retail Holdings, Inc.
6.90%, 4/1/29	650	745,700
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(5)(7)	5,095	5,184,162
Michaels Stores, Inc.
11.375%, 11/1/16	834	857,986
7.75%, 11/1/18	835	901,800
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(5)(7)	6,365	6,555,950
Petco Animal Supplies, Inc.
9.25%, 12/1/18(7)	4,475	4,821,812
Petco Holdings, Inc.
8.50%, 10/15/17(5)(7)	2,400	2,448,000
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	4,750	4,785,625
Total Capital International SA
2.70%, 1/25/23	960	895,989

		$75,484,002

Software and Services — 0.1%
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(5)(7)	2,210	$2,268,013

		$2,268,013

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Steel — 0.2%
AK Steel Corp.
8.75%, 12/1/18	910	$996,450
JMC Steel Group, Inc.
8.25%, 3/15/18(7)	855	829,350
Steel Dynamics, Inc.
6.375%, 8/15/22	500	518,750
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)	480	501,600
SunCoke Energy, Inc.
7.625%, 8/1/19	1,365	1,470,788

		$4,316,938

Surface Transport — 0.3%
CEVA Group PLC
11.625%, 10/1/16(7)	1,060	$1,102,400
8.375%, 12/1/17(7)	2,510	2,541,375
Hertz Corp. (The)
7.50%, 10/15/18	25	27,063
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	1,045	1,039,775

		$4,710,613

Technology — 0.1%
International Game Technology
7.50%, 6/15/19	1,170	$1,369,644
Western Union Co. (The)
6.20%, 11/17/36	500	496,443

		$1,866,087

Telecommunications — 5.6%
America Movil SAB de CV
5.00%, 10/16/19	300	$327,751
AT&T, Inc.
5.80%, 2/15/19	1,350	1,557,020
Avaya, Inc.
9.00%, 4/1/19(7)	2,515	2,452,125
10.50%, 3/1/21(7)	4,995	4,070,742
Digicel, Ltd.
8.25%, 9/1/17(7)	5,905	6,148,581
6.00%, 4/15/21(7)	2,310	2,177,175
Equinix, Inc.
7.00%, 7/15/21	1,340	1,432,125

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Frontier Communications Corp.
7.625%, 4/15/24		1,540	$1,547,700
Hughes Satellite Systems Corp.
6.50%, 6/15/19		3,235	3,437,187
Intelsat Jackson Holdings SA
7.25%, 10/15/20		2,350	2,520,375
Intelsat Luxembourg SA
7.75%, 6/1/21(7)		4,625	4,804,219
8.125%, 6/1/23(7)		3,540	3,747,975
Koninklijke KPN NV
7.00% to 3/28/23, 3/28/73(7)(8)		500	503,789
MetroPCS Wireless, Inc.
6.25%, 4/1/21(7)		1,675	1,689,656
6.625%, 4/1/23(7)		4,690	4,719,312
News America, Inc.
8.00%, 10/17/16		950	1,131,794
NII International Telecom SCA
7.875%, 8/15/19(7)		2,090	1,907,125
SBA Telecommunications, Inc.
8.25%, 8/15/19		640	694,400
5.75%, 7/15/20		1,985	1,980,038
Softbank Corp.
4.50%, 4/15/20(7)		4,995	4,801,444
Sprint Capital Corp.
8.75%, 3/15/32		1,365	1,394,006
Sprint Corp.
7.25%, 9/15/21(7)		2,475	2,505,937
7.875%, 9/15/23(7)		5,770	5,899,825
Sprint Nextel Corp.
6.00%, 12/1/16		5,935	6,305,937
9.125%, 3/1/17		1,225	1,414,875
9.00%, 11/15/18(7)		7,585	8,912,375
7.00%, 8/15/20		4,810	4,918,225
6.00%, 11/15/22		4,755	4,398,375
T-Mobile USA, Inc.
5.25%, 9/1/18(7)		4,725	4,825,406
Telefonica Emisiones SAU
5.877%, 7/15/19		600	651,533
7.045%, 6/20/36		400	426,511
Verizon Communications, Inc.
4.50%, 9/15/20		2,499	2,661,960
Wind Acquisition Finance SA
5.476%, 4/30/19(7)(9)	EUR	600	823,886
Wind Acquisition Holdings Finance SA
12.25%, 7/15/17(5)(7)		3,904	3,773,455

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Windstream Corp.
8.125%, 9/1/18	2,490	$2,689,200
7.75%, 10/1/21	675	700,313
7.75%, 10/1/21(7)	780	809,250
7.50%, 6/1/22	1,870	1,874,675
6.375%, 8/1/23	180	165,600

		$106,801,877

Utilities — 0.9%
AES Corporation
4.875%, 5/15/23	1,020	$958,800
Duke Energy Corp.
1.625%, 8/15/17	1,000	997,208
Duquesne Light Holdings, Inc.
5.90%, 12/1/21(7)	850	955,991
Edison Mission Energy
7.50%, 6/15/13(12)	1,355	894,300
Enel S.p.A.
8.75% to 9/24/23, 9/24/73(7)(8)	600	612,330
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(7)	765	782,212
Exelon Generation Co., LLC
6.20%, 10/1/17	1,065	1,222,223
Iberdrola Finance Ireland, Ltd.
5.00%, 9/11/19(7)	1,500	1,592,421
ITC Holdings Corp.
5.30%, 7/1/43	750	742,414
NRG Energy, Inc.
8.25%, 9/1/20	3,910	4,310,775
7.875%, 5/15/21	2,015	2,166,125
Progress Energy, Inc.
6.00%, 12/1/39	450	503,348
Southwestern Electric Power Co.
6.20%, 3/15/40	565	630,129

		$16,368,276

Total Corporate Bonds & Notes (identified cost $1,028,737,269)		$1,057,389,550

Foreign Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value

Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	$1,200	$1,213,266

Total Foreign Corporate Bonds (identified cost $1,200,967)		$1,213,266

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Government of Bermuda 5.603%, 7/20/20(7)	$1,000	$1,076,000

Total Foreign Government Securities (identified cost $1,100,212)		$1,076,000

Mortgage Pass-Throughs — 20.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(13)	$12,609	$13,420,626
5.50%, with various maturities to 2032(14)	4,409	4,775,289
6.00%, with various maturities to 2031(13)	3,379	3,620,105
6.50%, with various maturities to 2032(13)	24,201	26,993,320
7.00%, with various maturities to 2036	17,675	20,160,590
7.13%, with maturity at 2023	292	334,224
7.50%, with various maturities to 2029	11,033	12,828,942
7.65%, with maturity at 2022	369	426,390
7.70%, with maturity at 2022	4	4,470
8.00%, with various maturities to 2030	6,982	8,071,900
8.25%, with maturity at 2020	169	190,424
8.30%, with maturity at 2020	663	761,690
8.50%, with various maturities to 2031	6,100	7,265,044
9.00%, with various maturities to 2031	1,521	1,753,524
9.50%, with various maturities to 2025	1,265	1,448,307
10.00%, with maturity at 2020	157	176,709
10.50%, with maturity at 2020	140	160,974
12.00%, with maturity at 2020	56	58,808
13.00%, with maturity at 2015	5	5,314

		$102,456,650

Federal National Mortgage Association:
2.399%, with maturity at 2022(15)	$1,312	$1,344,341
2.755%, with maturity at 2036(15)	2,926	3,033,392
4.50%, with maturity at 2042(13)	17,822	19,063,421
5.00%, with various maturities to 2033	19,144	20,448,769

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
5.50%, with various maturities to 2033	$6,170	$6,674,102
5.533%, with maturity at 2037(15)	5,453	5,822,322
6.00%, with various maturities to 2033	11,295	12,455,173
6.322%, with maturity at 2032(15)	8,434	9,312,686
6.50%, with various maturities to 2036(13)	62,236	69,647,385
6.75%, with maturity at 2023	211	242,060
7.00%, with various maturities to 2036	30,242	34,628,971
7.50%, with various maturities to 2035	12,170	14,185,115
8.00%, with various maturities to 2031	4,650	5,444,344
8.163%, with maturity at 2027(16)	1,160	1,352,691
8.25%, with maturity at 2018	11	12,025
8.377%, with maturity at 2029(16)	349	418,289
8.423%, with maturity at 2028(16)	410	476,396
8.488%, with maturity at 2024(16)	54	62,379
8.50%, with various maturities to 2030	5,464	6,461,308
8.615%, with maturity at 2027(16)	388	456,802
9.00%, with various maturities to 2027	6,919	8,203,299
9.075%, with maturity at 2018(16)	180	197,528
9.50%, with various maturities to 2030	1,960	2,314,949
9.68%, with maturity at 2025(16)	321	362,188
9.939%, with maturity at 2019(16)	180	198,492
10.00%, with various maturities to 2020	467	531,261
10.50%, with maturity at 2021	430	498,181
11.50%, with maturity at 2016	36	38,494

		$223,886,363

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,540	$1,741,441
6.50%, with various maturities to 2032	11,739	13,313,087
7.00%, with various maturities to 2033	7,867	9,210,093
7.50%, with various maturities to 2032	16,564	19,449,255
8.00%, with various maturities to 2034	10,559	12,555,492
8.30%, with maturity at 2020	366	422,918
8.50%, with various maturities to 2022	607	712,695
9.00%, with various maturities to 2026	2,933	3,450,145
9.50%, with various maturities to 2026	4,242	5,056,517
10.00%, with maturity at 2019	220	252,271

		$66,163,914

Total Mortgage Pass-Throughs (identified cost $373,575,247)		$392,506,927

Collateralized Mortgage Obligations — 6.2%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$864	$962,064
Series 1497, Class K, 7.00%, 4/15/23	830	933,400
Series 1529, Class Z, 7.00%, 6/15/23	1,323	1,487,035
Series 1620, Class Z, 6.00%, 11/15/23	1,077	1,196,626
Series 1677, Class Z, 7.50%, 7/15/23	729	834,856
Series 1702, Class PZ, 6.50%, 3/15/24	9,330	10,411,349
Series 2113, Class QG, 6.00%, 1/15/29	1,799	1,990,811
Series 2122, Class K, 6.00%, 2/15/29	334	375,911
Series 2130, Class K, 6.00%, 3/15/29	226	254,685
Series 2167, Class BZ, 7.00%, 6/15/29	238	271,292
Series 2182, Class ZB, 8.00%, 9/15/29	2,062	2,415,076
Series 2198, Class ZA, 8.50%, 11/15/29	2,666	3,122,082
Series 2245, Class A, 8.00%, 8/15/27	6,509	7,644,740
Series 2458, Class ZB, 7.00%, 6/15/32	2,209	2,526,336
Series 4070, (Interest Only), Class S, 5.918%, 6/15/32(17)(18)	19,753	3,556,171
Series 4110, (Interest Only), Class SA, 5.468%, 9/15/42(17)(18)	16,672	1,980,280
Series 4149, (Interest Only), Class S, 6.068%, 1/15/33(17)(18)	9,322	1,837,051
Series 4203, (Interest Only), Class QS, 6.068%, 5/15/43(17)(18)	6,905	1,405,702

		$43,205,467

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$165	$179,726
Series G92-44, Class ZQ, 8.00%, 7/25/22	269	292,444
Series G92-46, Class Z, 7.00%, 8/25/22	555	621,157
Series G92-60, Class Z, 7.00%, 10/25/22	881	977,053
Series G93-35, Class ZQ, 6.50%, 11/25/23	10,708	12,015,170
Series G93-40, Class H, 6.40%, 12/25/23	2,405	2,694,182
Series 1988-14, Class I, 9.20%, 6/25/18	146	162,043
Series 1989-1, Class D, 10.30%, 1/25/19	101	109,714
Series 1989-34, Class Y, 9.85%, 7/25/19	256	292,596
Series 1990-17, Class G, 9.00%, 2/25/20	157	179,119
Series 1990-27, Class Z, 9.00%, 3/25/20	99	114,157
Series 1990-29, Class J, 9.00%, 3/25/20	86	97,980
Series 1990-43, Class Z, 9.50%, 4/25/20	347	400,406
Series 1991-98, Class J, 8.00%, 8/25/21	167	189,694
Series 1992-77, Class ZA, 8.00%, 5/25/22	1,098	1,262,076
Series 1992-103, Class Z, 7.50%, 6/25/22	71	80,242
Series 1992-113, Class Z, 7.50%, 7/25/22	132	150,601
Series 1992-185, Class ZB, 7.00%, 10/25/22	268	300,940
Series 1993-16, Class Z, 7.50%, 2/25/23	697	795,541
Series 1993-22, Class PM, 7.40%, 2/25/23	523	594,922

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 1993-25, Class J, 7.50%, 3/25/23	$842	$961,537
Series 1993-30, Class PZ, 7.50%, 3/25/23	1,439	1,627,247
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,893	2,129,709
Series 1993-56, Class PZ, 7.00%, 5/25/23	293	330,172
Series 1993-156, Class ZB, 7.00%, 9/25/23	338	382,549
Series 1994-45, Class Z, 6.50%, 2/25/24	2,466	2,771,997
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,495	1,744,323
Series 1996-57, Class Z, 7.00%, 12/25/26	1,427	1,628,095
Series 1997-77, Class Z, 7.00%, 11/18/27	615	702,294
Series 1998-44, Class ZA, 6.50%, 7/20/28	626	713,846
Series 1999-45, Class ZG, 6.50%, 9/25/29	223	251,625
Series 2000-22, Class PN, 6.00%, 7/25/30	1,855	2,062,273
Series 2001-37, Class GA, 8.00%, 7/25/16	204	216,638
Series 2002-1, Class G, 7.00%, 7/25/23	419	471,462
Series 2002-21, Class PE, 6.50%, 4/25/32	1,715	1,906,958
Series 2004-40, (Interest Only), Class KS, 6.871%, 5/25/34(17)(18)	5,736	1,005,059
Series 2005-75, Class CS, 23.485%, 9/25/35(17)	948	1,609,912
Series 2010-124, (Interest Only), Class SJ, 5.871%, 11/25/38(17)(18)	9,932	1,421,290
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(18)	19,094	2,375,732
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(18)	10,582	1,284,856
Series 2012-150, (Interest Only), Class SK, 5.971%, 1/25/43(17)(18)	11,540	2,291,074
Series 2013-12, (Interest Only), Class SP, 5.471%, 11/25/41(17)(18)	6,730	1,107,086
Series 2013-15, (Interest Only), Class DS, 6.021%, 3/25/33(17)(18)	24,118	5,037,872
Series 2013-16, (Interest Only), Class SY, 5.971%, 3/25/43(17)(18)	5,301	1,113,619
Series 2013-54, (Interest Only), Class HS, 6.121%, 10/25/41(17)(18)	9,791	1,822,257
Series 2013-64, (Interest Only), Class PS, 6.071%, 4/25/43(17)(18)	9,853	2,004,858
Series 2013-75, (Interest Only), Class SC, 6.071%, 7/25/42(17)(18)	22,646	4,329,111

		$64,813,214

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$2,160	$2,308,600
Series 2005-72, Class E, 12.00%, 11/16/15	48	51,129
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(19)	1,051	880,445
Series 2013-24, Class KS, 5.544%, 2/20/43(17)	4,855	4,727,504
Series 2013-124, Class LS, 11.92%, 5/20/41(17)	2,716	2,786,246

		$10,753,924

Security	Principal Amount (000’s omitted)	Value

Total Collateralized Mortgage Obligations (identified cost $114,158,853)		$118,772,605

Commercial Mortgage-Backed Securities — 8.9%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(7)	$2,150	$2,143,785
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(7)	3,000	3,406,567
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	8,164	8,195,198
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	820	847,509
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(16)	2,000	2,198,542
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,178,762
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(16)	2,000	2,031,546
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	654	657,673
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(16)	3,352	3,583,804
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(16)	2,361	2,470,261
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	610	671,311
CDCMT, Series 2005-CD1, Class AJ, 5.393%, 7/15/44(16)	650	682,980
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	1,595	1,751,891
CDCMT, Series 2006-CD3, Class AM, 5.648%, 10/15/48	3,200	3,504,491
CGCMT, Series 2004-C1, Class A4, 5.605%, 4/15/40(16)	2,016	2,046,663
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,113	3,121,914
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	4,688	4,704,728
COMM, Series 2006-C7, Class AM, 5.972%, 6/10/46(16)	2,000	2,158,134
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	393,598
COMM, Series 2012-CR2, Class D, 5.02%, 8/15/45(7)(16)	1,440	1,392,720
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	470	442,357
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	767,973

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

COMM, Series 2012-LC4, Class C, 5.824%, 12/10/44(16)	$600	$636,031
COMM, Series 2013-CR9, Class D, 4.404%, 7/10/45(7)(16)	3,000	2,516,162
COMM, Series 2013-CR10, Class D, 4.959%, 8/10/46(7)(16)	3,500	3,066,980
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36(16)	3,270	3,288,474
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(16)	5,503	5,516,590
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(16)	1,577	1,599,064
CSMC, Series 2006-C3, Class A3, 5.993%, 6/15/38(16)	1,979	2,168,255
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(7)	1,025	1,079,906
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(7)	2,165	2,248,739
ESA, Series 2013-ESH5, Class D5, 4.316%, 12/5/31(7)(16)	500	504,004
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(7)(16)	4,000	4,029,278
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(7)	2,600	2,690,219
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	628	635,867
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	1,350	1,362,329
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	1,850	1,915,884
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(16)	3,123	3,185,067
GSMS, Series 2013-KYO, Class B, 1.632%, 11/8/29(7)(16)	2,500	2,472,224
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	344	344,877
JPMCC, Series 2005-LDP3, Class A3, 4.959%, 8/15/42	89	88,556
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(16)	2,982	3,160,944
JPMCC, Series 2005-LDP5, Class AJ, 5.489%, 12/15/44(16)	1,000	1,068,807
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(16)	3,620	3,897,877
JPMCC, Series 2006-LDP7, Class A4, 6.056%, 4/15/45(16)	2,990	3,288,864
JPMCC, Series 2006-LDP7, Class AM, 6.056%, 4/15/45(16)	500	550,271
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,218,371

Security	Principal Amount (000’s omitted)	Value

JPMCC, Series 2010-C2, Class D, 5.71%, 11/15/43(7)(16)	$3,247	$3,365,212
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(7)	3,750	3,961,249
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(7)	2,000	2,108,172
JPMCC, Series 2012-CBX, Class A2, 1.81%, 6/15/45	4,500	4,548,085
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,035,892
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,050,733
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	2,000	2,152,584
LB-UBS, Series 2006-C7, Class AM, 5.378%, 11/15/38	1,750	1,884,617
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(16)	5,000	5,465,850
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(16)	672	671,749
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(16)	2,911	2,982,827
MOTEL 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(7)	2,275	2,214,864
MSC, Series 2003-T11, Class B, 5.607%, 6/13/41(16)	750	749,808
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(16)	1,523	1,554,164
MSC, Series 2006-HQ8, Class A4, 5.597%, 3/12/44(16)	5,154	5,546,121
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(7)	23	22,929
RBSCF, Series 2010-MB1, Class B, 4.807%, 4/15/24(7)(16)	3,005	3,143,823
RBSCF, Series 2010-MB1, Class C, 4.84%, 4/15/24(7)(16)	500	519,835
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(16)	1,129	1,140,317
WBCMT, Series 2004-C12, Class A4, 5.478%, 7/15/41(16)	243	246,051
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(16)	2,958	3,169,714
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(16)	2,977	3,216,404
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,750	3,024,185
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(16)	3,000	3,250,368
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	3,500	3,856,984
WFCM, Series 2013-LC12, Class D, 4.44%, 7/15/46(7)(16)	3,000	2,484,182

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

WF-RBS, Series 2012-C9, Class D, 4.963%, 11/15/45(7)(16)	$2,750	$2,467,121
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	627,584

Total Commercial Mortgage-Backed Securities (identified cost $172,036,646)		$171,347,471

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Babson Ltd., Series 2005-1A, Class C1, 2.218%, 4/15/19(7)(9)	$753	$711,238
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.758%, 3/8/17(7)(9)	985	984,689
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.018%, 7/17/19(7)(9)	500	480,387
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.976%, 4/21/25(7)(9)	3,100	3,003,339
Comstock Funding Ltd., Series 2006-1A, Class D, 4.511%, 5/30/20(7)(9)	1,844	1,697,081
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(7)	1,298	1,300,109
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(7)(9)	1,075	1,042,311
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(7)(9)	1,075	1,021,293
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(7)(9)	1,300	1,177,968

Total Asset-Backed Securities (identified cost $11,343,454)		$11,418,415

U.S. Government Agency Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Bank:
4.125%, 12/13/19(13)	$3,975	$4,441,641
5.25%, 12/9/22(13)	9,000	10,512,009
5.375%, 5/15/19(13)	6,585	7,792,979

Federal Home Loan Bank: (continued)
5.375%, 8/15/24(13)	5,740	6,754,413

Total U.S. Government Agency Obligations (identified cost $28,637,153)		$29,501,042

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(13)	$25,000	$34,630,850

Total U.S. Treasury Obligations (identified cost $35,573,480)		$34,630,850

Tax-Exempt Investments — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Detroit, MI, Water Supply System
5.25%, 7/1/14	$200	$181,074

Total Tax-Exempt Investments (identified cost $181,990)		$181,074

Common Stocks — 1.1%

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(10)(20)	25,372	$938,764

		$938,764

Building and Development — 0.3%
Panolam Holdings Co.(2)(20)(21)	3,677	$4,826,761
United Subcontractors, Inc.(2)(10)(20)	1,299	59,371

		$4,886,132

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc.(2)(20)(21)	2,484	$189,430

		$189,430

Food Service — 0.0%(3)
Buffets Restaurants Holdings, Inc.(2)(10)(20)	55,884	$321,333

		$321,333

Home Furnishings — 0.0%(3)
Sanitec Europe Oy B Units(2)(10)(20)	26,265	$207,155
Sanitec Europe Oy E Units(2)(10)(20)	25,787	0

		$207,155

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Leisure Goods / Activities / Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(20)	72,419	$3,946,835

		$3,946,835

Lodging and Casinos — 0.0%(3)
Affinity Gaming, LLC(2)(10)(20)	46,819	$561,830
Greektown Superholdings, Inc.(20)	828	66,240
Tropicana Entertainment, Inc.(2)(10)(20)	17,051	254,060

		$882,130

Nonferrous Metals/Minerals — 0.0%(3)
Euramax International, Inc.(10)(20)	1,636	$339,491

		$339,491

Publishing — 0.2%
ION Media Networks, Inc.(2)(10)	5,187	$3,287,521
MediaNews Group, Inc.(2)(10)(20)	14,016	294,050

		$3,581,571

Radio and Television — 0.3%
New Young Broadcasting Holding Co., Inc.(2)(10)(20)	583	$5,421,900

		$5,421,900

Total Common Stocks (identified cost $8,136,503)		$20,714,741

Convertible Bonds — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(3)
Mood Media Corp., 10.00%, 10/31/15(2)(21)	$75	$41,550

Total Convertible Bonds (identified cost $0)		$41,550

Preferred Stocks — 0.2%

Security	Shares	Value

Banks and Thrifts — 0.1%
Credit Agricole SA	4,250	$424,557
Farm Credit Bank of Texas(7)	4,833	485,415
Fifth Third Bancorp, Series H	500	445,855
PNC Financial Services Group, Inc. (The)	650	573,235

		$1,929,062

Security	Shares	Value

Ecological Services and Equipment — 0.0%(3)
Environmental Systems Products Holdings, Inc., Series A(2)(20)(21)	569	$35,750

		$35,750

Electronics / Electrical — 0.1%
Electricite de France SA	1,000	$956,650

		$956,650

Oil, Gas & Consumable Fuels — 0.0%(3)
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$560,040

		$560,040

Total Preferred Stocks (identified cost $3,673,228)		$3,481,502

Warrants — 0.0%(3)

Security	Shares	Value

Chemicals and Plastics — 0.0%
Foamex, Series A, Expires 12/31/13(2)(10)(20)	663	$0
Foamex, Series B, Expires 12/31/15(2)(10)(20)	663	0

		$0

Food Products — 0.0%(3)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(20)	1,745	$253,025

		$253,025

Radio and Television — 0.0%(3)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(2)(10)(20)	4	$37,200

		$37,200

Total Warrants (identified cost $6,874)		$290,225

Miscellaneous — 0.0%(3)

Security	Shares	Value

Cable and Satellite Television — 0.0%(3)
Adelphia Recovery Trust(2)(20)	2,786,444	$0
Adelphia, Inc., Escrow Certificate(20)	300,000	2,625
Adelphia, Inc., Escrow Certificate(20)	2,500,000	21,875

		$24,500

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.0%(3)
SemGroup Corp., Escrow Certificate(20)	6,135,000	$122,700

		$122,700

Total Miscellaneous (identified cost $2,502,927)		$147,200

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	$52,500	$2,226,578

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$2,226,578

Short-Term Investments — 2.0%

Security	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(22)	$38,601	$38,600,809

Total Short-Term Investments (identified cost $38,600,809)		$38,600,809

Total Investments — 158.3% (identified cost $2,980,597,517)		$3,040,810,877

Less Unfunded Loan Commitments — (0.1)%		$(1,422,222)

Net Investments — 158.2% (identified cost $2,979,175,295)		$3,039,388,655

Interest Rate Swaptions Written — (0.1)%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank NA	2/28/17	$52,500	$(2,226,578)

Total Interest Rate Swaptions Written (premiums received $2,031,750)				$(2,226,578)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Other Assets, Less Liabilities — (44.2)%				$(849,242,927)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.9)%				$(266,627,519)

Net Assets Applicable to Common Shares — 100.0%				$1,921,291,631

ACRE	–	Americold LLC Trust
BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CSFB	–	Credit Suisse First Boston Mortgage Securities Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DDR	–	Developers Diversified Realty Corp.
DIP	–	Debtor In Possession
ESA	–	Extended Stay America Trust
FMBT	–	Fontainebleau Miami Beach Trust
GECMC	–	General Electric Commercial Mortgage Corp.
GMACC	–	GMAC Commercial Mortgage Securities, Inc. Trust
GSMS	–	Goldman Sachs Mortgage Securities Corp. II
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
LB-UBS	–	LB-UBS Commercial Mortgage Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MLMT	–	Merrill Lynch Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
ORES	–	Oaktree Real Estate Investments/Sabal
RBSCF	–	Royal Bank of Scotland Commercial Funding
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Portfolio of Investments (Unaudited) — continued

banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(3)	Amount is less than 0.05%.

(4)	This Senior Loan will settle after September 30, 2013, at which time the interest rate will be determined.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2013, the aggregate value of these securities is $502,934,013 or 26.2% of the Fund’s net assets.

(8)	Security converts to floating rate after the indicated fixed-rate coupon period.

(9)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2013.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrued status.

(12)	Defaulted security.

(13)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(14)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(15)	Adjustable rate mortgage security. Rate shown is the rate at September 30, 2013.

(16)	Weighted average fixed-rate coupon that changes/updates monthly.

(17)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2013.

(18)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(19)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(20)	Non-income producing security.

(21)	Restricted security (see Note 8).

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013.

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2013
Unaffiliated investments, at value (identified cost, $2,940,574,486)	$3,000,787,846
Affiliated investment, at value (identified cost, $38,600,809)	38,600,809
Cash	9,624,924
Restricted cash*	3,617,000
Foreign currency, at value (identified cost, $2,938,443)	2,937,045
Interest receivable	29,700,573
Interest receivable from affiliated investment	2,029
Receivable for investments sold	3,633,307
Tax reclaims receivable	204
Prepaid expenses	41,269
Total assets	$3,088,945,006

Liabilities
Notes payable	$680,200,000
Written swaptions outstanding, at value (premiums received, $2,031,750)	2,226,578
Cash collateral due to broker	97,000
Payable for reverse repurchase agreements, including accrued interest of $7,494	108,199,494
Payable for investments purchased	105,893,361
Payable for variation margin on open financial futures contracts	29,257
Payable for open forward foreign currency exchange contracts	1,563,933
Payable to affiliates:
Investment adviser fee	1,797,482
Accrued expenses	1,018,751
Total liabilities	$901,025,856
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,627,519
Net assets applicable to common shares	$1,921,291,631

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 117,547,018 shares issued and outstanding	$1,175,470
Additional paid-in capital	2,200,090,717
Accumulated net realized loss	(322,884,183)
Accumulated distributions in excess of net investment income	(14,461,905)
Net unrealized appreciation	57,371,532
Net assets applicable to common shares	$1,921,291,631

Net Asset Value Per Common Share
($1,921,291,631 ÷ 117,547,018 common shares issued and outstanding)	$16.34

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2013
Interest and other income	$72,758,553
Dividends	412,899
Interest allocated from affiliated investment	14,410
Expenses allocated from affiliated investment	(2,006)
Total investment income	$73,183,856

Expenses
Investment adviser fee	$10,743,405
Trustees’ fees and expenses	34,000
Custodian fee	387,459
Transfer and dividend disbursing agent fees	9,709
Legal and accounting services	151,151
Printing and postage	265,514
Interest expense and fees	3,627,647
Preferred shares service fee	196,769
Miscellaneous	117,377
Total expenses	$15,533,031
Deduct —
Reduction of custodian fee	$237
Total expense reductions	$237

Net expenses	$15,532,794

Net investment income	$57,651,062

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,615,814
Investment transactions allocated from affiliated investment	173
Financial futures contracts	2,086,333
Foreign currency and forward foreign currency exchange contract transactions	(887,215)
Net realized gain	$7,815,105
Change in unrealized appreciation (depreciation) —
Investments	$(49,939,911)
Written swaptions	(194,828)
Financial futures contracts	(791,680)
Foreign currency and forward foreign currency exchange contracts	(2,846,395)
Net change in unrealized appreciation (depreciation)	$(53,772,814)

Net realized and unrealized loss	$(45,957,709)

Distributions to preferred shareholders
From net investment income	$(162,206)

Net increase in net assets from operations	$11,531,147

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
From operations —
Net investment income	$57,651,062	$122,176,628
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	7,815,105	39,746,247
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(53,772,814)	21,071,202
Distributions to preferred shareholders —
From net investment income	(162,206)	(487,368)
Net increase in net assets from operations	$11,531,147	$182,506,709
Distributions to common shareholders —
From net investment income	$(71,720,893)	$(142,076,310)
Tax return of capital	–	(3,846,735)
Total distributions to common shareholders	$(71,720,893)	$(145,923,045)
Capital share transactions —
Reinvestment of distributions to common shareholders	$663,888	$2,729,513
Net increase in net assets from capital share transactions	$663,888	$2,729,513

Net increase (decrease) in net assets	$(59,525,858)	$39,313,177

Net Assets Applicable to Common Shares
At beginning of period	$1,980,817,489	$1,941,504,312
At end of period	$1,921,291,631	$1,980,817,489

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(14,461,905)	$(229,868)

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended September 30, 2013
Net increase in net assets from operations	$11,531,147
Distributions to preferred shareholders	162,206
Net increase in net assets from operations excluding distributions to preferred shareholders	$11,693,353
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(710,323,238)
Investments sold and principal repayments	552,720,725
Increase in short-term investments, net	(20,383,882)
Net amortization/accretion of premium (discount)	9,799,572
Increase in restricted cash	(3,617,000)
Increase in interest receivable	(2,410,610)
Increase in interest receivable from affiliated investment	(256)
Decrease in receivable for variation margin on open financial futures contracts	51,676
Decrease in receivable for open forward foreign currency exchange contracts	1,267,317
Increase in tax reclaims receivable	(204)
Increase in prepaid expenses	(225)
Decrease in other assets	173,655
Increase in written swaptions outstanding	2,226,578
Increase in payable for variation margin on open financial futures contracts	29,257
Increase in payable for open forward foreign currency exchange contracts	1,514,504
Increase in cash collateral due to broker	97,000
Increase in payable to affiliate for investment adviser fee	6,032
Increase in accrued expenses	38,302
Decrease in accrued interest on reverse repurchase agreements	(4,979)
Decrease in unfunded loan commitments	(1,052,778)
Net change in unrealized (appreciation) depreciation from investments	49,939,911
Net realized gain from investments	(6,615,814)
Net cash used in operating activities	$(114,851,104)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(71,057,005)
Cash distributions to preferred shareholders	(163,766)
Proceeds from notes payable	279,000,000
Repayment of notes payable	(95,000,000)
Proceeds from reverse repurchase agreements, net	1,281,000
Net cash provided by financing activities	$114,060,229

Net decrease in cash*	$(790,875)

Cash at beginning of period(1)	$13,352,844

Cash at end of period(1)	$12,561,969

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$663,888
Cash paid for interest and fees on borrowings and reverse repurchase agreements	$3,536,339

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(209).

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31, 2013	Period Ended March 31, 2012(1)		Year Ended April 30,
						2011	2010	2009	2008
Net asset value — Beginning of period (Common shares)	$16.860		$16.550	$17.060		$16.630	$12.960	$16.330	$18.320

Income (Loss) From Operations
Net investment income(2)	$0.490		$1.041	$1.007		$1.118	$1.213	$1.348	$1.700
Net realized and unrealized gain (loss)	(0.399)		0.516	(0.368)		0.697	3.809	(3.290)	(1.817)
Distributions to preferred shareholders from net investment income(2)	(0.001)		(0.004)	(0.003)		(0.007)	(0.007)	(0.058)	(0.360)

Total income (loss) from operations	$0.090		$1.553	$0.636		$1.808	$5.015	$(2.000)	$(0.477)

Less Distributions to Common Shareholders
From net investment income	$(0.610)		$(1.210)	$(1.103)		$(1.319)	$(1.345)	$(1.347)	$(1.513)
Tax return of capital	—		(0.033)	(0.043)		(0.059)	—	(0.023)	—

Total distributions to common shareholders	$(0.610)		$(1.243)	$(1.146)		$(1.378)	$(1.345)	$(1.370)	$(1.513)

Net asset value — End of period (Common shares)	$16.340		$16.860	$16.550		$17.060	$16.630	$12.960	$16.330

Market value — End of period (Common shares)	$15.640		$17.100	$16.050		$16.080	$16.600	$11.580	$15.300

Total Investment Return on Net Asset Value(3)	0.73	%(4)	9.80%	4.44	%(4)	11.68%	40.73%	(10.71)%	(1.99)%

Total Investment Return on Market Value(3)	(4.94	)%(4)	14.83%	7.40	%(4)	5.52%	57.21%	(14.85)%	(10.04)%

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Period Ended March 31, 2012(1)	Year Ended April 30,
Ratios/Supplemental Data	2011	2010	2009	2008
Net assets applicable to common shares, end of period (000’s omitted)	$1,921,292	$1,980,817	$1,941,504	$2,001,368	$1,950,179	$1,456,963	$1,836,391
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees(6)	1.22	%(7)	1.16%	1.19	%(7)	1.15%	1.02%	1.09%	1.07%
Interest and fee expense(8)	0.37	%(7)	0.44%	0.52	%(7)	0.61%	1.04%	1.37%	—
Total expenses	1.59	%(7)	1.60%	1.71	%(7)	1.76%	2.06%	2.46%	1.07%
Net investment income	5.91	%(7)	6.25%	6.68	%(7)	6.73%	7.90%	9.91%	9.89%
Portfolio Turnover	19	%(4)	46%	42	%(4)	46%	46%	27%	39%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings under the credit agreement, are as follows:

Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(5)
Expenses excluding interest and fees(6)	0.86	%(7)	0.85%	0.86	%(7)	0.83%	0.69%	0.71%	0.76%
Interest and fee expense(8)	0.26	%(7)	0.32%	0.38	%(7)	0.44%	0.70%	0.90%	—
Total expenses	1.12	%(7)	1.17%	1.24	%(7)	1.27%	1.39%	1.61%	0.76%
Net investment income	4.17	%(7)	4.57%	4.82	%(7)	4.85%	5.31%	6.48%	7.00%
Senior Securities:
Total notes payable outstanding (in 000’s)	$680,200	$496,200	$439,200	$418,200	$526,200	$619,200	$—
Asset coverage per $1,000 of notes payable(9)	$4,217	$5,529	$6,028	$6,423	$5,213	$3,784	$—
Total preferred shares outstanding	10,665	10,665	10,665	10,665	10,665	10,665	32,000
Asset coverage per preferred share	$75,730	(10)	$89,917	(10)	$93,767	(10)	$98,061	(10)	$86,494	(10)	$66,119	(10)	$82,395	(11)
Involuntary liquidation preference per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	For the eleven months ended March 31, 2012. The Fund changed its fiscal year-end from April 30 to March 31.

(2)	Computed using average common shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable incurred primarily to partially redeem the Fund’s APS (see Note 10), the reverse repurchase agreements (see Note 11), and/or other borrowings.

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payables and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 303%, 360%, 375%, 392%, 346% and 264% at September 30, 2013, March 31, 2013 and 2012 and at April 30, 2011, 2010 and 2009, respectively.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Notes. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker-dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing

43

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At March 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $291,841,849 and deferred capital losses of $24,032,288, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on March 31, 2014 ($28,843,098), March 31, 2015 ($18,927,766), March 31, 2016 ($42,273,076), March 31, 2017 ($112,795,908), March 31, 2018 ($67,565,640) and March 31, 2019 ($21,436,361). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior the utilization of the capital loss carryforward.

As of September 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2013, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

44

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Swaptions — A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the present terms of the underlying swap contract.

M  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

N  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile to changes in interest rates.

O  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

P  Interim Financial Statements — The interim financial statements relating to September 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

45

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of September 30, 2013 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2013, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at September 30, 2013	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.08%	$32,198	0.12%	0.08–0.21
Series B	0.15	33,138	0.12	0.08–0.23
Series C	0.09	34,193	0.13	0.08–0.23
Series D	0.06	29,509	0.11	0.06–0.17
Series E	0.09	33,168	0.12	0.05–0.23

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2013.

46

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended September 30, 2013, the Fund’s investment adviser fee amounted to $10,743,405. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended September 30, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$657,121,567	$476,995,963
U.S. Government and Agency Securities	85,102,136	66,496,925

	$742,223,703	$543,492,888

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

	Six Months Ended September 30, 2013	Year Ended March 31, 2013

Issued to shareholders electing to receive payments of distributions in Fund shares	39,354	163,511

Net increase	39,354	163,511

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,995,617,001

Gross unrealized appreciation	$83,078,897
Gross unrealized depreciation	(39,307,243)

Net unrealized appreciation	$43,771,654

47

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities

At September 30, 2013, the Fund owned the following securities (representing 0.3% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Convertible Bonds
Mood Media Corp.	7/30/12	75,000	$0	$41,550

Total Convertible Bonds			$0	$41,550

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$189,430
Panolam Holdings Co.	12/30/09	3,677	2,020,511	4,826,761

Total Common Stocks			$2,020,511	$5,016,191

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,750

Total Preferred Stocks			$9,958	$35,750

Total Restricted Securities			$2,030,469	$5,093,491

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and written swaptions and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written swaptions at September 30, 2013 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

10/31/13	British Pound Sterling 4,496,040	United States Dollar 6,890,923	HSBC Bank USA	$(386,061)
10/31/13	Canadian Dollar 898,803	United States Dollar 870,942	Citibank NA	(1,001)
10/31/13	Euro 2,859,729	United States Dollar 3,789,570	Deutsche Bank	(79,492)
11/29/13	British Pound Sterling 6,944,270	United States Dollar 10,771,604	Goldman Sachs International	(465,581)

48

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
11/29/13	Euro 28,860,316	United States Dollar 38,477,728	Citibank NA	$(571,973)
12/31/13	British Pound Sterling 3,060,938	United States Dollar 4,899,950	Citibank NA	(52,196)
12/31/13	Euro 1,667,937	United States Dollar 2,249,363	HSBC Bank USA	(7,629)

				$(1,563,933)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

12/13	125 U.S. 2-Year Treasury Note	Short	$(27,455,078)	$(27,533,203)	$(78,125)
12/13	175 U.S. 5-Year Treasury Note	Short	(20,924,805)	(21,183,204)	(258,399)
12/13	235 U.S. 10-Year Treasury Note	Short	(29,171,211)	(29,701,797)	(530,586)
12/13	30 U.S. Long Treasury Bond	Short	(3,931,406)	(4,001,250)	(69,844)

					$(936,954)

Written swaptions activity for the six months ended September 30, 2013 was as follows:

	Notional Amount (000’s omitted)	Premiums Received

Outstanding, beginning of period	$—	$—
Swaptions written	52,500	2,031,750

Outstanding, end of period	$52,500	$2,031,750

At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

49

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities price due to interest rates.

The Fund enters into forward foreign currency exchange contracts and written swaptions that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2013 the fair value of derivatives with credit-related contingent features in a net liability position was $3,790,511.

The non-exchange traded derivatives in which the Fund invests, including forward foreign currency exchange contracts and purchased swaptions contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Fund or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Fund is held in a segregated account by the Fund’s custodian. The portion of such collateral representing cash of $97,000 is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at September 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 13) at September 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$—		$(1,563,933	)(1)
Interest rate	Financial futures contracts	—		(936,954	)(2)
Interest rate	Interest rate swaptions	2,226,578	(3)	—
Interest rate	Interest rate swaptions written	—		(2,226,578	)(4)

Total		$2,226,578		$(4,727,465)

Derivatives not subject to master netting agreements		$—		$(936,954)

Total Derivatives subject to master netting agreements		$2,226,578		$(3,790,511)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(3)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(4)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.

50

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of September 30, 2013.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Credit Suisse International	$2,226,578	$—	$(2,129,578)	$(97,000)	$—

	$2,226,578	$—	$(2,129,578)	$(97,000)	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (c)

Citibank NA	$(2,851,748)	$—	$—	$2,851,748	$—
Deutsche Bank	(79,492)	—	—	—	(79,492)
Goldman Sachs International	(465,581)	—	—	260,000	(205,581)
HSBC	(393,690)	—	123,690	270,000	—

	$(3,790,511)	$—	$123,690	$3,381,748	$(285,073)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at September 30, 2013 is included at Note 11.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$(1,057,888)	$(2,781,821)
Interest Rate	Futures contracts	2,086,333	(791,680)
Interest Rate	Interest rate swaptions	(504,000)	1,741,058
Interest Rate	Interest rate swaptions written	—	(194,828)

Total		$524,445	$(2,027,271)

(1)

Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions, Financial futures contracts and Investment transactions, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts, Financial futures contracts, Investments and Written swaptions, respectively.

51

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of forward foreign currency exchange contracts, financial futures contracts and purchased swaptions outstanding during the six months ended September 30, 2013, which are indicative of the volume of these derivative types, were approximately $67,390,000, $69,000,000 and $82,500,000, respectively.

10  Revolving Credit and Security Agreement

Effective March 28, 2013, the Fund renewed its Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to a limit of $715,625,000. Effective September 3, 2013, the Fund increased its borrowing limit to $1 billion. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 19, 2014, the Fund pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the Fund’s outstanding borrowings are equal to or less than 50% of the borrowing limit) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended September 30, 2013 totaled $2,790,071 and are included in interest expense and fees on the Statement of Operations. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2013, the Fund had borrowings outstanding under the Agreement of $680,200,000 at an interest rate of 0.22%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at September 30, 2013. For the six months ended September 30, 2013, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $543,746,448 and 0.23%, respectively.

11  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Principal Amount Including Accrued Interest
Bank of America	9/24/13	10/24/13	0.39%	$108,192,000	$108,199,494

For the six months ended September 30, 2013, the average borrowings under reverse repurchase agreements and the average annual interest rate were $104,965,891 and 0.39%, respectively. At September 30, 2013, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements, which exceeded the amount of borrowings, was $116,928,386. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at September 30, 2013. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 13) at September 30, 2013.

12  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

52

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,153,660,665	$2,188,185	$1,155,848,850
Corporate Bonds & Notes	—	1,051,396,228	5,993,322	1,057,389,550
Foreign Corporate Bonds	—	1,213,266	—	1,213,266
Foreign Government Securities	—	1,076,000	—	1,076,000
Mortgage-Pass-Throughs	—	392,506,927	—	392,506,927
Collateralized Mortgage Obligations	—	118,772,605	—	118,772,605
Commercial Mortgage-Backed Securities	—	171,347,471	—	171,347,471
Asset-Backed Securities	—	11,418,415	—	11,418,415
U.S. Government Agency Obligations	—	29,501,042	—	29,501,042
U.S. Treasury Obligations	—	34,630,850	—	34,630,850
Tax-Exempt Investments	—	181,074	—	181,074
Common Stocks	—	5,291,330	15,423,411	20,714,741
Convertible Bonds	—	—	41,550	41,550
Preferred Stocks	1,045,455	2,400,297	35,750	3,481,502
Warrants	—	253,025	37,200	290,225
Miscellaneous	—	147,200	0	147,200
Interest Rate Swaptions Purchased	—	2,226,578	—	2,226,578
Short-Term Investments	—	38,600,809	—	38,600,809

Total Investments	$1,045,455	$3,014,623,782	$23,719,418	$3,039,388,655

Liability Description
Interest Rate Swaptions Written	$—	$(2,226,578)	$—	$(2,226,578)
Forward Foreign Currency Exchange Contracts	—	(1,563,933)	—	(1,563,933)
Futures Contracts	(936,954)	—	—	(936,954)

Total	$(936,954)	$(3,790,511)	$—	$(4,727,465)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2013 is not presented.

At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

53

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Limited Duration Income Fund

September 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Limited Duration Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating rate loans, mortgage-backed securities and high-yield bonds. The Board considered the resources available to personnel of the Adviser, including research services. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

55

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2012 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

56

Eaton Vance

Limited Duration Income Fund

September 30, 2013

Officers and Trustees

Officers of Eaton Vance Limited Duration Income Fund

Payson F. Swaffield

President

James F. Kirchner

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Limited Duration Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of September 30, 2013, Fund records indicate that there are 103 registered shareholders and approximately 89,098 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbol

The NYSE MKT symbol is EVV.

57

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, will be disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

59 Maiden Lane

Plaza Level

New York, NY 10038

Fund Offices

Two International Place

Boston, MA 02110

1856-11/13	CE-LDISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: November 7, 2013

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: November 7, 2013